UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 144.0%
	Asset-Backed Securities — 15.9%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 5.26%, 04/25/36 (m)	5,006
2,200	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.58%, 02/15/12 (e) (m)	2,206
	AmeriCredit Automobile Receivables Trust
2,416	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	2,370
977	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	965
	Capital Auto Receivables Asset Trust
2,748	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	2,725
7,500	Series 2006-1, Class A2A, 5.03%, 09/15/08 (m)	7,482
	Capital One Auto Finance Trust
1,140	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,118
3,250	Series 2004-A, Class A4, FRN, 5.18%, 03/15/11 (m)	3,251
6,480	Capital One Master Trust, Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	6,464
	Capital One Multi-Asset Execution Trust
7,580	Series 2003-A, FRN, 6.33%, 12/15/10 (e) (i)	7,723
6,233	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	6,001
1,500	Capital One Prime Auto Receivables Trust, Series 2005-1, Class A4, FRN, 5.10%, 04/15/11 (m)	1,500
	Carmax Auto Owner Trust
905	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	890
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,000
	CARSS Finance LP (Cayman Islands)
330	Series 2004-A, Class B1, FRN, 5.36%, 01/15/11 (e) (m)	331
414	Series 2004-A, Class B2, FRN, 6.03%, 01/15/11 (e) (m)	415
254	Centex Home Equity, Series 2004-A, Class AV2, FRN, 5.33%, 06/25/34 (m)	254
	Citibank Credit Card Issuance Trust
1,555	Series 2004, Class A8, 4.90%, 12/12/16 (m)	1,473
1,145	Series 2005, Class A9, 5.10%, 11/20/17 (m)	1,094
	Citigroup Mortgage Loan Trust, Inc.
2,024	Series 2003-HE3, Class A, FRN, 5.46%, 12/25/33 (m)	2,033
1,941	Series 2005-OPT1, Class A1B, FRN, 5.29%, 02/25/35 (m)	1,942
1,995	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	1,961
	Countrywide Asset-Backed Certificates
4,775	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	4,714
595	Series 2004-1, Class 3A, FRN, 5.36%, 04/25/34 (m)	595
1,320	Series 2004-1, Class M1, FRN, 5.58%, 03/25/34 (m)	1,327
1,080	Series 2004-1, Class M2, FRN, 5.63%, 03/25/34 (m)	1,086
224	Series 2004-BC1, Class A1, FRN, 5.31%, 04/25/34 (m)	224
1,835	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	1,816
1,861	Series 2005-11, Class 3AV1, FRN, 5.24%, 02/25/36 (m)	1,861
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	916
	Countrywide Home Equity Loan Trust
650	Series 2004-I, Class A, FRN, 5.37%, 02/15/34 (m)	652
962	Series 2004-K, Class 2A, FRN, 5.38%, 02/15/34 (m)	964
1,154	Credit-Based Asset Servicing and Securitization, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	1,148
5,000	Daimler Chrysler Auto Trust, Series 2006-B, Class A2, 5.30%, 10/08/08 (m)	4,998
2,600	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class A2B, FRN, 5.26%, 03/25/35 (m)	2,602
3,070	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08 (m)	3,001
3,250	Ford Credit Floorplan Master Owner Trust II, Series 2005-1, Class A, FRN, 5.23%, 05/15/10 (m)	3,250
2,800	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	2,762
1,000	GMAC Mortgage Corp. Loan Trust, Series 2004-HE1, Class A2, FRN, 5.18%, 06/25/34 (m)	1,000
1,325	Gracechurch Card Funding plc (United Kingdom), Series 7, Class A, FRN, 5.10%, 11/16/09 (m)	1,326
1,750	GS Auto Loan Trust, Series 2004-1, Class A4, 2.65%, 05/16/11 (m)	1,701
	GSAMP Trust
968	Series 2004-OPT, Class A1, FRN, 5.42%, 11/25/34 (m)	971
2,000	Series 2005-WMC2, Class A2B, FRN, 5.34%, 11/25/35 (m)	2,004
6,000	Series 2006-NC1, Class A2, 5.26%, 02/25/36 (m)	6,010
	Home Equity Asset Trust
1,465	Series 2005-8, Class M2, FRN, 5.53%, 02/25/36 (m)	1,473
7,000	Series 2006-3, Class 2A3, FRN, 5.26%, 07/25/36 (m)	7,011
833	Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 11/21/08 (m)	818
4,085	Household Automotive Trust, Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	3,997
429	Household Mortgage Loan Trust, Series 2004-HC1, Class A, FRN, 5.44%, 02/20/34 (m)	430
5,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, 5.27%, 01/25/36 (m)	5,009
	Long Beach Mortgage Loan Trust
2,000	Series 2003-4, Class M1, FRN, 5.76%, 08/25/33 (m)	2,008

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,030	Series 2004-1, Class M1, FRN, 5.58%, 02/25/34 (m)	2,037
1,360	Series 2004-1, Class M2, FRN, 5.63%, 02/25/34 (m)	1,364
493	Series 2004-3, Class A3, FRN, 5.34%, 07/25/34 (m)	494
1,500	Series 2004-3, Class M1, FRN, 5.65%, 07/25/34 (m)	1,510
1,510	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	1,478
	MASTR Asset Backed Securities Trust
1,514	Series 2005-NC1, Class A, FRN, 5.31%, 12/25/34 (m)	1,515
12,180	Series 2006-AB1, Class A1, FRN, 5.22%, 02/25/36 (m)	12,181
5,000	Series 2006-NC1, Class A3, FRN, 5.27%, 01/25/36 (m)	5,010
	MBNA Credit Card Master Note Trust
3,000	Series 2001-C2, Class C2, FRN, 6.23%, 12/15/10 (e) (m)	3,060
4,875	Series 2003-A1, Class A1, 3.30%, 07/15/10 (m)	4,710
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 5.28%, 01/25/37 (m)	5,001
	New Century Home Equity Loan Trust
1,215	Series 2005-1, Class A2B, FRN, 5.30%, 03/25/35 (m)	1,216
1,350	Series 2005-1, Class M1, FRN, 5.53%, 03/25/35 (m)	1,355
1,565	Series 2005-2, Class A2B, FRN, 5.26%, 06/25/35 (m)	1,566
1,000	Series 2005-B, Class A2B, FRN, 5.26%, 10/25/35 (m)	1,001
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 5.20%, 03/25/36 (m)	4,001
	Nissan Auto Receivables Owner Trust
5,793	Series 2003-B, Class A4, 2.05%, 03/16/09 (m)	5,677
1,500	Series 2006-A, Class A2, 4.80%, 06/16/08 (m)	1,495
827	Onyx Acceptance Grantor Trust, Series 2003-D, Class A4, 3.20%, 03/15/10 (m)	815
	Option One Mortgage Loan Trust
529	Series 2003-1, Class A2, FRN, 5.50%, 02/25/33 (m)	530
374	Series 2003-5, Class A2, FRN, 5.40%, 08/25/33 (m)	375
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,101
5,998	PP&L Transition Bond Co. LLC, Series 1999-1, Class A8, 7.15%, 06/25/09 (m)	6,188
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,786
2,000	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, FRN, 5.31%, 01/25/36 (m)	2,003
	Residential Asset Securities Corp.
770	Series 2002-KS4, Class AIIB, FRN, 5.33%, 07/25/32 (m)	771
1,664	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33 (m)	1,666
875	Series 2005-AHL2, Class M2, FRN, 5.52%, 10/25/35 (m)	880
1,500	Series 2005-KS2, Class AI2, FRN, 5.28%, 05/25/34 (m)	1,501
791	SLM Student Loan Trust, Series 2003-12, Class A2, FRN, 4.96%, 12/17/12 (m)	791
2,000	Specialty Underwriting & Residential Finance, Series 2005- BC3, Class A2B, FRN, 5.33%, 06/25/36 (m)	2,005
1,600	Toyota Auto Receivables Owner Trust, Series 2003-B, Class A4, 2.79%, 01/15/10 (m)	1,583
5,170	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	5,059
1,755	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	1,717
	Wachovia Asset Securitization, Inc.
2,218	Series 2002-HE2, Class A, FRN, 5.51%, 12/25/32 (m)	2,222
1,252	Series 2003-HE3, Class A, FRN, 5.33%, 11/25/33 (m)	1,255
	WFS Financial Owner Trust
1,671	Series 2003-3, Class A4, 3.25%, 05/20/11 (m)	1,641
3,857	Series 2003-4, Class A4, 3.15%, 05/20/11 (m)	3,785

	Total Asset Backed Securities (Cost $224,268)	222,223

	Collateralized Mortgage Obligations — 18.2%
	Agency CMO — 4.9%
	Federal Home Loan Mortgage Corp.
850	Series 2508, Class PE, 5.50%, 05/15/28 (m)	847
11,236	Series 2564, Class LS, FRN, IO, 2.57%, 01/15/17 (m)	593
4,802	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	575
1,000	Series 2701, Class SH, IF, 5.50%, 12/15/26 (m)	951
14,888	Series 2701, Class ST, FRN, IO, 1.92%, 08/15/21 (m)	684
5,844	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	330
2,992	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	73
6,613	Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	442
8,981	Series 2779, Class SM, FRN, IO, 2.07%, 10/15/18 (m)	508
4,856	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	320
32,211	Series 2791, Class SI, FRN, IO, 2.07%, 12/15/31 (m)	1,691
25,732	Series 2813, Class SB, FRN, IO, 1.97%, 02/15/34 (m)	1,407
4,308	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	125
26,036	Series 2861, Class GS, FRN, IO, 2.12%, 01/15/21 (m)	956
6,094	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	489
9,484	Series 2894, Class S, FRN, IO, 2.12%, 03/15/31 (m)	533
3,774	Series 2897, Class SI, IF, 5.32%, 10/15/31 (m)	3,246
1,474	Series 2921, Class SC, IF, 8.28%, 10/15/32 (m)	1,384
6,876	Series 2931, Class GA, 5.00%, 11/15/28 (m)	6,784
6,777	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	736
990	Series 2980, Class QB, 6.50%, 05/15/35 (m)	1,004
9,579	Series 3029, Class S, FRN, IO, 2.12%, 08/15/35 (m)	817
49,555	Series 3117, Class ES, FRN, IO, 2.07%, 02/15/36 (m)	3,678
	Federal Home Loan Mortgage Corp. STRIPS
5,487	Series 237, Class IO, IO, 5.50%, 05/15/36 (m)	1,578
89	Series 237, Class PO, PO, 05/15/36	67
9,976	Series 237, Class S22, FRN, IO, 2.07%, 05/15/36 (m)	739
	Federal National Mortgage Association

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

168	Series 2003-18, Class DB, 4.50%, 09/25/22 (m)	167
8,916	Series 2004-61, Class TS, FRN, IO, 2.02%, 10/25/31 (m)	362
7,158	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	842
3,745	Series 2006-3, Class SY, IF, 8.51%, 03/25/36 (m)	3,530
10,600	Series 2006-63, Class AB, 6.50%, 05/25/36 (m)	10,719
	Federal National Mortgage Association Interest STRIPS
20,188	Series 340, Class 1, PO, 09/01/33 (m)	13,760
20,373	Series 340, Class 2, IO, 5.00%, 09/01/33 (m)	5,229
	Federal National Mortgage Association Whole Loan
195	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	189
2,550	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,486
	Government National Mortgage Association
3,223	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	152
5,495	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	423
1,835	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	64

		68,480

	Non-Agency CMO — 13.3%
	Adjustable Rate Mortgage Trust
875	Series 2005-4, Class 7A2, FRN, 5.31%, 08/25/35 (m)	878
3,158	Series 2005-6, Class 6A21, FRN, 5.31%, 09/25/35 (m)	3,161
726	Series 2005-6A, Class 2A1, FRN, 5.39%, 11/25/35 (m)	729
2,988	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,932
2,800	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class 2A2, SUB, 5.91%, 05/25/36 (m)	2,800
	Countrywide Alternative Loan Trust
6,641	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	6,514
6,775	Series 2005-51, Class 1A1, FRN, 5.40%, 11/20/35 (m)	6,808
13,611	Series 2006-OA1, Class 2A1, FRN, 5.29%, 03/20/46 (m)	13,627
6,463	Series 2006-OA2, Class A1, FRN, 5.29%, 05/20/46 (m)	6,463
4,250	Series 2006-OA9, Class 1A1, FRN, 5.28%, 07/20/46 (m)	4,250
4,000	Series 2006-OA9, Class 2A1B, FRN, 5.28%, 07/20/46 (m)	4,000
12,119	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	12,079
	Credit Suisse First Boston Mortgage Securities Corp.
632	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	632
1,320	Series 2004-4, Class 1A1, 6.00%, 08/25/34 (m)	1,316
3,676	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	3,669
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 3A2, VAR, 5.57%, 02/25/36	6,000
2,785	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 5.37%, 10/19/45 (m)	2,797
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2, Class A4, FRN, 5.18%, 12/20/54 (m)	3,000
2,036	Granite Mortgages plc (United Kingdom), Series 2004-3, Class 1A3, FRN, 5.03%, 09/20/44 (m)	2,037
1,821	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.39%, 10/25/45 (m)	1,830
6,057	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.43%, 01/25/35 (e) (m)	6,080
	Harborview Mortgage Loan Trust
8,585	Series 2005-3, Class 2A1A, FRN, 5.32%, 06/19/35 (m)	8,603
1,912	Series 2005-8, Class 1A2A, FRN, 5.41%, 09/19/35 (m)	1,918
	Indymac Index Mortgage Loan Trust
3,474	Series 2004-AR7, Class A1, FRN, 5.52%, 09/25/34 (m)	3,505
1,336	Series 2005-AR14, Class 2A1A, FRN, 5.38%, 08/25/35 (m)	1,342
15,239	Series 2006-AR2, Class 1A1A, FRN, 5.30%, 04/25/46 (m)	15,252
4,100	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	4,029
1,945	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 5.35%, 12/25/35 (m)	1,955
1,487	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.34%, 05/25/35 (m)	1,490
	Permanent Financing plc (United Kingdom)
2,500	Series 4, Class 2A, FRN, 4.95%, 03/10/09 (m)	2,500
5,000	Series 9A, Class 2A, FRN, 4.95%, 03/10/15 (e) (m)	5,000
	RESI Finance LP (Cayman Islands)
3,797	Series 2003-B, Class B3, FRN, 6.63%, 07/10/35 (e) (m)	3,885
6,530	Series 2003-C, Class B3, FRN, 6.48%, 09/10/35 (e) (m)	6,611
1,250	Series 2003-C, Class B4, FRN, 6.68%, 09/10/35 (e) (m)	1,294
1,398	Series 2003-D, Class B3, FRN, 6.38%, 12/10/35 (e) (m)	1,402
2,022	Series 2003-D, Class B4, FRN, 6.58%, 12/10/35 (e) (m)	2,029
2,365	Series 2005-A, Class B3, FRN, 5.66%, 03/10/37 (e) (m)	2,369
792	Series 2005-A, Class B4, FRN, 5.76%, 03/10/37 (e) (m)	794
1,429	Residental Accredit Loans, Inc., Series 2005-Q04, Class 2AI, FRN, 5.36%, 12/25/45 (m)	1,435
413	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (m)	412
	Structured Asset Mortgage Investments, Inc.
2,193	Series 2005-AR2, Class 2A1, FRN, 5.31%, 05/25/45 (m)	2,199
9,885	Series 2006-AR1, Class 3A1, FRN, 5.31%, 02/25/36 (m)	9,891
	Washington Mutual, Inc.
1,740	Series 2005-AR2, Class 2A21, FRN, 5.41%, 01/25/45 (m)	1,744
3,005	Series 2005-AR9, Class A1A, FRN, 5.40%, 07/25/45 (m)	3,017
2,378	Series 2005-AR15, Class A1A1, FRN, 5.34%, 11/25/45 (m)	2,384
1,416	Series 2005-AR17, Class A1A1, FRN, 5.35%, 12/25/45 (m)	1,420
	Wells Fargo Mortgage Backed Securities Trust
2,868	Series 2003-2, Class A6, 5.25%, 02/25/18 (m)	2,817
4,183	Series 2006-AR3, Class A1, FRN, 5.73%, 03/25/36 (m)	4,153

		185,052

	Total Collateralized Mortgage Obligations (Cost $258,871)	253,532

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Mortgage Backed Securities — 3.3%
	Bear Stearns Commercial Mortgage Securities
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	4,341
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	3,901
2,515	Series 2005-T20, Class A4A, VAR, 5.16%, 10/12/42 (m)	2,404
10,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.77%, 06/10/46 (m)	10,049
	Greenwich Capital Commercial Funding Corp.
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,035
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	5,032
	LB-UBS Commercial Mortgage Trust
1,200	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	1,156
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,064
5,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	4,986
5,000	Morgan Stanley Capital I, Series 2006-IQ11, Class A4, VAR, 5.78%, 10/15/42 (m)	4,994
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,673
370	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	351

	Total Commerical Mortgage Backed Securities (Cost $47,821)	45,986

	Corporate Bonds — 39.8%
	Aerospace & Defense — 0.4%
1,040	General Dynamics Corp., 4.25%, 05/15/13 (m)	953
900	L-3 Communications Corp., 5.88%, 01/15/15 (m)	828
825	Northrop Grumman Corp., 7.13%, 02/15/11 (m)	873
3,500	United Technologies Corp., FRN, 5.28%, 06/01/09 (m)	3,499

		6,153

	Auto Components — 0.0% (g)
549	TRW Automotive, Inc., 9.38%, 02/15/13 (m)	592

	Automobiles — 1.1%
	DaimlerChrysler N.A. Holding Corp.
10,280	5.88%, 03/15/11 (m)	10,168
85	8.50%, 01/18/31 (m)	97
3,425	FRN, 5.33%, 03/13/09 (m)	3,434
2,000	Series E, FRN, 5.68%, 10/31/08 (m)	2,009

		15,708

	Beverages — 0.3%
450	Diageo Capital plc (United Kingdom), 3.38%, 03/20/08 (m)	433
3,875	Diageo Finance BV (Netherlands), 3.00%, 12/15/06 (m)	3,828

		4,261

	Capital Markets — 4.1%
1,395	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,353
1,020	Banque Paribas (France), 6.88%, 03/01/09 (m)	1,052
	Bear Stearns Cos., Inc. (The)
520	4.00%, 01/31/08 (m)	508
3,130	5.30%, 10/30/15(m)	2,965
1,640	FRN, 5.30%, 04/29/08 (m)	1,644
2,290	Series B, FRN, 5.23%, 01/16/07 (m)	2,292
	Credit Suisse USA, Inc.
390	6.13%, 11/15/11 (m)	396
3,000	FRN, 5.00%, 12/09/08 (m)	3,004
2,190	Series 1, FRN, 4.93%, 06/02/08 (m)	2,193
2,000	Series 1, FRN, 5.35%, 06/05/09 (m)	2,000
1,275	Goldman Sachs Group LP, 5.00%, 10/01/14 (m)	1,191
	Goldman Sachs Group, Inc.
1,550	4.13%, 01/15/08 (m)	1,517
180	4.75%, 07/15/13 (m)	168
5,715	6.45%, 05/01/36 (m)	5,524
2,235	Kaupthing Bank HF (Iceland), 7.13%, 05/19/16 (e) (m)	2,237
	Lehman Brothers Holdings, Inc.
580	6.63%, 01/18/12 (m)	603
12,000	FRN, 5.25%, 05/29/08 (m)	11,986
	Merrill Lynch & Co., Inc.
2,000	Series C, FRN, 5.20%, 10/27/08 (m)	2,001
1,900	Series C, FRN, 5.41%, 02/06/09 (m)	1,908
	Morgan Stanley
8,835	5.38%, 10/15/15 (m)	8,429
2,310	FRN, 5.18%, 01/12/07 (m)	2,312
1,000	FRN, 5.29%, 11/09/07 (m)	1,001
1,650	Series G, FRN, 5.28%, 02/09/09 (m)	1,652

		57,936

	Chemicals — 0.2%
500	Huntsman LLC, 11.50%, 07/15/12 (m)	569
1,310	ICI Wilmington, Inc., 4.38%, 12/01/08 (m)	1,266
705	PolyOne Corp., 10.63%, 05/15/10 (m)	759

		2,594

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Banks — 6.3%
300	Abbey National Capital Trust I, VAR, 8.96%, 12/29/49 (m)	375
	Bank of America Corp.
2,100	3.25%, 08/15/08 (m)	2,004
2,415	4.25%, 10/01/10 (m)	2,294
2,695	4.38%, 12/01/10 (m)	2,568
1,230	5.88%, 02/15/09 (m)	1,241
275	7.40%, 01/15/11 (m)	294
2,495	Bank of New York Co., Inc. (The), 5.20%, 07/01/07 (m)	2,487
1,595	Barclays Bank plc (United Kingdom), 7.40%, 12/15/09 (m)	1,686
1,670	Bayerische Landesbank, 2.60%, 10/16/06 (m)	1,653
620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	547
5,530	Commonwealth Bank of Australia (Australia), VAR, 6.02%, 03/29/49 (e) (m)	5,379
460	DBS Bank Ltd. (Singapore), VAR, 5.00%, 11/15/19 (e) (m)	425
45	FleetBoston Financial Corp., 3.85%, 02/15/08 (m)	44
1,500	Glitnir Banki HF (Iceland), FRN, 5.23%, 10/15/08 (e) (m)	1,488
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,628
1,000	KEY Bank USA N.A., 7.55%, 09/15/06 (m)	1,005
2,100	Keycorp, Series G, FRN, 5.29%, 07/23/07 (m)	2,105
1,795	KFW International Finance, 4.75%, 01/24/07 (m)	1,787
2,385	Manufacturers & Traders Trust Co., VAR, 5.59%, 12/28/20 (m)	2,298
650	National Australia Bank Ltd. (Australia), Series A, 8.60%, 05/19/10 (m)	716
2,930	Popular North America, Inc., Series E, 6.13%, 10/15/06 (m)	2,937
4,385	RBS Capital Trust I, VAR, 4.71%, 12/29/49 (m)	4,037
305	Royal Bank of Scotland Group plc (United Kingdom), VAR, 7.65%, 08/29/49 (m)	341
1,660	Shinhan Bank (South Korea), VAR, 5.66%, 03/02/35 (m)	1,540
3,845	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 07/29/49 (e) (m)	3,702
1,545	Standard Chartered First Bank Korea Ltd. (South Korea), VAR, 7.27%, 03/03/34 (e) (m)	1,624
2,920	Suntrust Bank, 2.50%, 11/01/06 (m)	2,885
6,150	UBS AG (Jersey), Series E, FRN, 5.02%, 07/20/06 (m)	6,145
2,005	United Overseas Bank Ltd. (Singapore), VAR, 5.38%, 09/03/19 (e) (m)	1,900
1,210	U.S. Bank N.A., 6.38%, 08/01/11 (m)	1,249
	VTB Capital S.A for. Vneshtorgbank (Luxembourg)
1,780	FRN, 5.68%, 09/21/07 (e) (m)	1,780
5,175	FRN, 5.68%, 09/21/07	5,180
	Wachovia Bank N.A.
1,360	5.00%, 08/15/15 (m)	1,270
1,500	5.80%, 12/01/08 (m)	1,512
9,520	Wachovia Capital Trust III, VAR, 5.80%, 03/15/42 (m)	9,252
	Wachovia Corp.
50	5.50%, 08/01/35 (m)	44
2,140	FRN, 5.17%, 07/20/07 (m)	2,142
	Wells Fargo & Co.
185	4.20%, 01/15/10 (m)	177
140	5.13%, 09/01/12 (m)	136
1,500	FRN, 5.00%, 03/23/07	1,501
2,070	Wells Fargo Bank N.A., 6.45%, 02/01/11 (m)	2,139
2,800	Westpac Banking Corp. (Australia), FRN, 5.27%, 05/25/07 (e) (m)	2,802
2,335	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	2,318

		88,637

	Commercial Services & Supplies — 0.2%
1,915	Cendant Corp., 6.88%, 08/15/06 (m)	1,919
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	395
945	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	879

		3,193

	Communications Equipment — 0.8%
	Cisco Systems, Inc.
6,755	5.25%, 02/22/11 (m)	6,652
4,000	FRN, 5.27%, 02/20/09 (m)	4,005

		10,657

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Computers & Peripherals — 0.3%
3,500	Hewlett-Packard Co., FRN, 5.34%, 05/22/09 (m)	3,501
695	International Business Machines Corp., 5.38%, 02/01/09	694

		4,195

	Consumer Finance — 3.4%
	American General Finance Corp.
4,722	Series H, 4.50%, 11/15/07 (m)	4,655
2,580	Series H, 5.38%, 10/01/12 (m)	2,516
2,910	Capital One Financial Corp., 8.75%, 02/01/07 (m)	2,969
	Ford Motor Credit Co.
900	7.25%, 10/25/11 (m)	799
1,100	FRN, 5.88%, 03/21/07 (m)	1,092
195	FRN, 6.64%, 01/15/10 (m)	177
1,290	General Motors Acceptance Corp., 6.88%, 08/28/12 (m)	1,199
	HSBC Finance Corp.
1,090	FRN, 5.32%, 02/09/07 (m)	1,091
6,460	5.00%, 06/30/15 (m)	5,977
990	6.38%, 10/15/11 (m)	1,017
1,275	6.38%, 11/27/12 (m)	1,308
60	6.50%, 11/15/08 (m)	61
1,885	7.88%, 03/01/07 (m)	1,917
2,000	FRN, 5.04%, 09/15/08 (e) (m)	2,004
3,110	Series 1, FRN, 5.31%, 05/09/08 (m)	3,116
2,595	International Lease Finance Corp., 4.75%, 01/13/12 (m)	2,457
900	John Deere Capital Corp., 3.90%, 01/15/08 (m)	878
	SLM Corp.
1,655	3.63%, 03/17/08 (m)	1,600
3,920	4.00%, 01/15/10 (m)	3,713
650	5.63%, 08/01/33 (m)	581
270	Series A, 5.38%, 01/15/13 (m)	264
1,900	Series A, FRN, 5.18%, 01/25/08 (m)	1,902
1,815	Mizuho JGB Investment LLC, VAR, 9.87%, 12/29/49 (e) (m)	1,952
2,680	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/29/49 (e) (m)	2,827
1,250	TIAA Global Markets, Inc., FRN, 5.14%, 01/12/11 (e) (m)	1,250

		47,322

	Containers & Packaging — 0.1%
320	Graphic Packaging International Corp., 8.50%, 08/15/11 (m)	322
1,210	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	1,222

		1,544

	Diversified Consumer Services — 0.0% (g)
	Service Corp. International,
430	6.75%, 04/01/16 (m)	403
250	7.70%, 04/15/09 (m)	253

		656

	Diversified Financial Services — 4.7%
1,300	American Honda Finance Corp., FRN, 5.26%, 05/11/07 (e) (m)	1,301
615	AXA Financial, Inc., 7.75%, 08/01/10 (m)	660
	Caterpillar Financial Services Corp.
4,250	FRN, 5.23%, 05/18/09 (m)	4,249
3,255	Series F, FRN, 5.28%, 02/26/07 (m)	3,259
3,100	CIT Group Holdings, Inc., FRN, 5.28%, 01/30/09 (m)	3,106
	CIT Group, Inc.
1,300	4.00%, 05/08/08 (m)	1,264
1,795	5.50%, 11/30/07 (m)	1,794
	Citigroup, Inc.
1,720	5.63%, 08/27/12 (m)	1,709
200	5.85%, 12/11/34 (m)	189
750	Consolidated Communications Illinois/Texas Holdings, Inc., 9.75%, 04/01/12 (m)	799
325	Deutsche Bank Capital Funding Trust VII, VAR, 5.63%, 01/19/49 (e) (m)	306
	General Electric Capital Corp.
3,360	Series A, 4.25%, 01/15/08 (m)	3,299
100	Series A, 4.75%, 09/15/14 (m)	93
390	Series A, 5.45%, 01/15/13 (m)	385
190	Series A, 6.75%, 03/15/32 (m)	203
1,000	Series A, FRN, 5.22%, 05/19/08 (m)	1,001
1,500	HSBC Finance Capital Trust IX, VAR, 5.91%, 11/30/35 (m)	1,445
2,495	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	2,437
	International Lease Finance Corp.
1,330	4.88%, 09/01/10 (m)	1,288
210	5.88%, 05/01/13 (m)	209
3,500	FRN, 5.43%, 05/24/10 (m)	3,502
9,000	K2 (USA), LLC,. FRN, 5.17%, 02/15/09 (e) (i) (m)	9,000
3,100	Links Finance LLC, FRN, 5.16%, 09/15/08 (e) (i) (m)	3,101
1,570	Mantis Reef Ltd. (Australia), Series B, 4.80%, 11/03/09 (e) (m)	1,510

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,770	Mizuho Capital Investment 1 Ltd. (Cayman Islands), VAR, 6.69%, 03/29/49 (e) (m)	4,608
4,810	MUFG Capital Finance 1 Ltd. (Cayman Islands), VAR, 6.35%, 07/29/49 (m)	4,736
4,225	Pricoa Global Funding I, FRN, 5.12%, 12/22/06 (e) (m)	4,230
1,560	Temasek Financial I Ltd. (Singapore), 4.50%, 09/21/15 (e) (m)	1,425
525	TRAINS, Series 2005-1, VAR, 7.65%, 06/15/15 (e) (m)	523
635	UGS Corp., 10.00%, 06/01/12 (m)	689
215	Unilever Capital Corp., 7.13%, 11/01/10 (m)	227
1,045	Visant Corp., 7.63%, 10/01/12 (m)	1,027
2,050	ZFS Finance USA Trust I, VAR, 6.45%, 12/15/65 (e) (m)	1,897

		65,471

	Diversified Telecommunication Services — 2.7%
	AT&T, Inc.,
4,340	6.80%, 05/15/36 (m)	4,317
5,750	FRN, 5.26%, 05/15/08 (m)	5,750
	BellSouth Corp.
850	5.20%, 09/15/14 (m)	799
115	6.55%, 06/15/34 (m)	111
	Embarq Corp.
2,845	7.08%, 06/01/16 (m)	2,848
1,250	8.00%, 06/01/36 (m)	1,256
280	Qwest Communications International, Inc., FRN, 8.67%, 02/15/09 (m)	285
340	Qwest Corp., 8.88%, 03/15/12 (m)	365
	Sprint Capital Corp.
2,190	6.00%, 01/15/07 (m)	2,195
1,880	6.90%, 05/01/19 (m)	1,952
1,975	7.63%, 01/30/11 (m)	2,115
1,660	8.38%, 03/15/12 (m)	1,851
490	8.75%, 03/15/32 (m)	596
975	Verizon Communications, Inc., 5.35%, 02/15/11 (m)	954
	Verizon Global Funding Corp.
1,915	4.90%, 09/15/15 (m)	1,733
2,125	5.85%, 09/15/35 (m)	1,836
1,340	7.38%, 09/01/12 (m)	1,432
55	7.75%, 12/01/30 (m)	59
7,000	FRN, 5.30%, 08/15/07 (m)	7,002
340	Verizon/New England,
	Series C, 4.75%, 10/01/13 (m)	305

		37,761

	Electric Utilities — 2.2%
5,160	Alabama Power Co.,
	Series Y, 2.80%, 12/01/06 (m)	5,094
	Appalachian Power Co.
925	Series L, 5.80%, 10/01/35 (m)	821
1,445	6.38%, 04/01/36 (m)	1,388
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,147
225	6.30%, 03/15/33 (m)	213
2,290	Series A, 8.13%, 06/15/10 (m)	2,469
1,985	Series C, 5.15%, 07/15/15 (m)	1,840
1,600	Series D, FRN, 5.26%, 09/28/07 (m)	1,602
1,090	Series E, 7.20%, 09/15/14 (m)	1,158
3,000	Duke Energy Corp., 6.45%, 10/15/32 (m)	2,973
80	Florida Power & Light Co., 5.63%, 04/01/34 (m)	73
735	FPL Group Capital, Inc., 7.63%, 09/15/06 (m)	739
3,450	Midamerican Energy Holdings Co., 6.13%, 04/01/36 (e) (m)	3,254
	Nisource Finance Corp.
4,785	5.25%, 09/15/17 (m)	4,383
1,985	5.45%, 09/15/20 (m)	1,794
1,890	Public Service Enterprise Group, Inc.,
	FRN, 5.31%, 09/21/08 (m)	1,892
110	San Diego Gas & Electric Co., 5.35%, 05/15/35 (m)	98

		30,938

	Food Products — 0.1%
95	Archer-Daniels-Midland Co., 5.94%, 10/01/32 (m)	91
1,425	General Mills, Inc., 5.13%, 02/15/07 (m)	1,422

		1,513

	Gas Utilities — 0.3%
1,155	Enterprise Products Operating LP, Series B, 6.65%, 10/15/34 (m)	1,091
3,500	Oneok, Inc., 5.51%, 02/16/08 (m)	3,487

		4,578

	Health Care Equipment & Supplies — 0.0% (g)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

615	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	629

	Health Care Providers & Services — 0.3%
	HCA, Inc.
1,555	6.50%, 02/15/16 (m)	1,471
345	6.95%, 05/01/12 (m)	342
2,970	WellPoint, Inc., 5.00%, 01/15/11 (m)	2,877

		4,690

	Hotels, Restaurants & Leisure — 0.2%
1,190	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	1,092
620	Sheraton Holding Corp., 7.38%, 11/15/15 (m)	637
585	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	562

		2,291

	Household Durables — 0.2%
	Beazer Homes USA, Inc.
1,025	6.50%, 11/15/13 (m)	957
200	6.88%, 07/15/15 (m)	189
730	DR Horton, Inc., 5.25%, 02/15/15 (m)	652
780	Sealy Mattress Co., 8.25%, 06/15/14 (m)	811

		2,609

	Household Products — 0.2%
725	ACCO Brands Corp., 7.63%, 08/15/15 (m)	685
1,917	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	1,558

		2,243

	Industrial Conglomerates — 0.2%
3,185	Hutchison Whampoa International Ltd. (Cayman Islands), 7.45%, 11/24/33 (e) (m)	3,366

	Insurance — 2.4%
	Allstate Corp. (The)
1,100	5.00%, 08/15/14 (m)	1,038
285	6.13%, 02/15/12 (m)	291
135	6.13%, 12/15/32 (m)	131
1,765	American International Group, Inc., 6.25%, 05/01/36 (e) (m)	1,724
1,210	Aspen Insurance Holdings Ltd. (Bermuda), 6.00%, 08/15/14 (m)	1,135
570	AXA S.A. (France), 8.60%, 12/15/30 (m)	696
830	Axis Capital Holdings Ltd. (Bermuda), 5.75%, 12/01/14 (m)	792
80	Cincinnati Financial Corp., 6.13%, 11/01/34 (m)	75
	Endurance Specialty Holdings Ltd. (Bermuda)
200	6.15%, 10/15/15 (m)	193
1,150	7.00%, 07/15/34 (m)	1,112
1,000	GE Global Insurance Holding Corp., 7.75%, 06/15/30 (m)	1,146
4,700	Great West Life & Annuity Insurance Co., VAR, 7.15%, 05/16/46 (e) (m)	4,696
	Hartford Financial Services Group, Inc.
240	4.70%, 09/01/07 (m)	237
360	7.90%, 06/15/10 (m)	388
1,640	ING Groep NV (Netherlands), VAR, 5.78%, 12/29/49 (m)	1,561
1,675	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	1,668
80	MBIA, Inc., 5.70%, 12/01/34 (m)	71
	Metlife, Inc.
415	5.38%, 12/15/12 (m)	403
295	6.13%, 12/01/11 (m)	301
3,085	Mony Group, Inc., 8.35%, 03/15/10 (m)	3,343
	Protective Life Secured Trust
4,505	3.70%, 11/24/08 (m)	4,310
3,390	4.00%, 10/07/09 (m)	3,258
1,250	FRN, 5.15%, 01/14/08 (m)	1,252
3,630	Stingray Pass-Through Trust, 5.90%, 01/12/15 (e) (m)	3,414

		33,235

	IT Services — 0.1%
900	Sungard Data Systems, Inc., 10.25%, 08/15/15 (e) (m)	940

	Machinery — 0.0% (g)
255	Deere & Co., 6.95%, 04/25/14 (m)	272

	Media — 0.9%
500	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	483
455	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	451
	Comcast Corp.
615	4.95%, 06/15/16 (m)	552

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,730	5.90%, 03/15/16 (m)	1,672
1,900	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,596
685	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	644
1,560	Echostar DBS Corp., 7.13%, 02/01/16 (e) (m)	1,494
245	News America Holdings, Inc., 7.75%, 01/20/24 (m)	261
1,285	TCI Communications, Inc., 8.75%, 08/01/15 (m)	1,479
200	Tele-Communications-TCI Group, 7.13%, 02/15/28 (m)	201
	Viacom, Inc.
2,625	5.75%, 04/30/11 (e) (m)	2,588
1,160	6.88%, 04/30/36 (e) (m)	1,122

		12,543

	Metals & Mining — 0.1%
805	Teck Cominco Ltd (Canada)., 6.13%, 10/01/35 (m)	729
840	Newmont Mining Corp., 5.88%, 04/01/35 (m)	752

		1,481

	Multiline Retail — 0.2%
	Target Corp.
1,570	5.88%, 03/01/12 (m)	1,587
190	7.50%, 08/15/10 (m)	204
	Wal-Mart Stores, Inc.
1,600	4.13%, 02/15/11 (m)	1,509
90	5.25%, 09/01/35 (m)	78

		3,378

	Oil, Gas & Consumable Fuels — 2.5%
150	Alberta Energy Co., Ltd (Canada), 7.38%, 11/01/31 (m)	166
255	Atlantic Richfield Co., 5.90%, 04/15/09(m)	258
4,785	BP Canada Finance Co. (Canada), 3.38%, 10/31/07 (m)	4,656
960	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	907
4,700	ChevronTexaco Capital Co. (Canada), 3.50%, 09/17/07 (m)	4,590
1,255	Conoco Funding Co. (Canada), 6.35%, 10/15/11 (m)	1,297
4,000	Enterprise Products Operating LP, Series B, 5.00%, 03/01/15 (m)	3,599
1,250	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	1,281
5,770	Gazstream S.A. for OAO Gazprom (Luxembourg), 5.63%, 07/22/13 (e)	5,655
	Kinder Morgan Energy Partners LP
735	5.00%, 12/15/13 (m)	671
2,915	5.13%, 11/15/14 (m)	2,645
35	7.40%, 03/15/31 (m)	36
4,155	Kinder Morgan Finance Co. ULC (Canada), 5.70%, 01/05/16 (m)	3,698
10	Lasmo USA, Inc., 7.30%, 11/15/27 (m)	12
4,455	Questar Market Resources, Inc., 6.05%, 09/01/16 (m)	4,452
380	Ras Laffan LNG III (Qatar), 5.84%, 09/30/27 (e) (m)	352
40	Suncor Energy, Inc. (Canada), 7.15%, 02/01/32 (m)	44
100	Tosco Corp., 8.13%, 02/15/30 (m)	122

		34,441

	Paper & Forest Products — 0.1%
1,200	Georgia-Pacific Corp., 7.70%, 06/15/15 (m)	1,176

	Personal Products — 0.0% (g)
500	DEL Laboratories, Inc., 8.00%, 02/01/12 (m)	410
100	Proctor & Gamble Co., 4.95%, 08/15/14 (m)	95

	Pharmaceuticals — 0.5%	505

2,670	Abbott Laboratories, 5.63%, 07/01/06 (m)	2,671
1,550	Merck & Co., Inc., 5.25%, 07/01/06 (m)	1,550
3,305	Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36 (m)	2,993

		7,214

	Road & Rail — 0.5%
4,005	BNSF Funding Trust I, VAR, 6.61%, 12/15/55 (m)	3,785
3,093	CSX Corp., FRN, 5.43%, 08/03/06 (m)	3,094

		6,879

	Software — 0.2%
2,405	Oracle Corp. and Ozark Holding, Inc., FRN, 5.28%, 01/13/09 (e) (m)	2,400

	Specialty Retail — 0.0% (g)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

50	Lowe’s Cos., Inc., 6.88%, 02/15/28 (m)	54

	Supranational — 0.3%
5,000	European Investment Bank, 4.88%, 02/16/16 (m)	4,769

	Thrifts & Mortgage Finance — 3.0%
4,500	Countrywide Financial Corp., FRN, 5.17%, 03/24/09 (m)	4,501
570	Countrywide Home Loans, Inc., 5.63%, 07/15/09 (m)	569
	Residential Capital Corp.
7,865	6.13%, 11/21/08 (m)	7,779
2,885	6.38%, 06/30/10 (m)	2,848
1,000	6.88%, 06/30/15 (m)	997
2,400	FRN, 6.17%, 04/17/09 (m)	2,390
14,825	FRN, 6.90%, 04/17/09 (e) (m)	14,820
2,100	FRN, 6.49%, 11/21/08 (m)	2,107
1,250	Sovereign Bancorp, Inc., FRN, 5.51%, 03/01/09 (e) (m)	1,252
4,000	Washington Mutual Bank, FRN, 5.24%, 05/01/09 (m)	3,999

		41,262

	Wireless Telecommunication Services — 0.4%
1,000	iPCS, Inc., 11.50%, 05/01/12 (m)	1,140
	New Cingular Wireless Services, Inc.
610	7.88%, 03/01/11 (m)	661
1,110	8.13%, 05/01/12 (m)	1,231
390	8.75%, 03/01/31 (m)	479
285	PanAmSat Corp., 9.00%, 08/15/14 (m)	296
500	PanAmSat Holding Corp., SUB, 0.00%, 11/01/14 (m)	364
860	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14 (m)	819
1,170	Vodafone Group plc (United Kingdom), 7.75%, 02/15/10 (m)	1,242

		6,232

	Total Corporate Bonds (Cost $569,649)	556,318

	Foreign Government Securities — 3.6%
	Bundesrepublik Deutschland (Germany)
4,955	4.00%, 01/04/37 (m)	6,069
4,215	4.75%, 07/04/34 (m)	5,819
2,660	Export-Import Bank of Korea (South Korea), 4.63%, 03/16/10 (m)	2,561
8,710	Government of Argentina (Argentina), FRN, 4.89%, 08/03/12 (m)	7,125
1,875	Government of Egypt (Egypt), 4.45%, 09/15/15 (m)	1,787
4,715	Government of Italy (Italy), 4.50%, 01/21/15 (m)	4,368
4,160	Government of Mexico (Mexico), 8.00%, 09/24/22 (m)	4,628
2,140	Government of Peru (Peru), FRN, 5.88%, 03/07/27 (m)	2,033
	Government of Venezuela (Venezuela)
5,330	5.75%, 02/26/16 (m)	4,749
415	7.00%, 12/01/18 (m)	403
1,530	9.38%, 01/13/34 (m)	1,825
2,000	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (m)	1,989
250	Province of Quebec (Canada), 7.50%, 09/15/29 (m)	300
215	Region of Lombardy (Italy), 5.80%, 10/25/32 (m)	212
3,990	Russian Federation (Russia), 12.75%, 06/24/28 (m)	6,788

	Total Foreign Government Securities (Cost $49,195)	50,656

	Private Placements — 1.4%
4,068	180 East End Avenue, Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.88%, 12/28/28 (i)	4,272
727	200 East 27th St., Secured by Second Mortgage and Agreement on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (i)	746
10,495	200 East 57th St., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (i)	10,790
2,988	81 Irving Place, Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (i)	3,143

	Total Private Placements (Cost $18,278)	18,951

	Mortgage Pass-Through Securities — 52.0%
	Federal Home Loan Mortgage Corp. Gold Pool
910	6.00%, 02/01/1-01/01/35 (m)	908
81	7.00%, 12/01/25-02/01/26 (m)	83

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

166	7.50%, 10/01/26-02/01/27 (m)	173
147	8.00%, 04/01/26-07/01/26 (m)	158
123,500	TBA, 5.50%, 06/15/36 (m)	118,985
3,000	TBA, 5.50%, 07/15/36 (m)	2,887
1,910	TBA, 6.00%, 06/15/36 (m)	1,888
29,800	TBA, 6.00%, 07/15/36 (m)	29,427
3	Federal Home Loan Mortgage Corp. Pool, 9.75%, 11/01/08 (m)	3
	Federal National Mortgage Association Pool
1,152	4.96%, 11/01/08 (m)	1,134
9267	6.00%, 10/01/23-3/01/35 (m)	9,174
65,243	6.50%, 04/01/29-07/25/36 (m)	65,759
935	7.00%, 02/01/35-03/01/35 (m)	959
116	7.50%, 03/01/35 (m)	121
- (h)	8.00%, 08/01/22 (m)	- (h)
- (h)	8.50%, 10/01/25 (m)	- (h)
22,808	TBA, 5.00%, 06/25/36 (m)	21,390
51,716	TBA, 5.50%, 06/25/19 (m)	50,924
111,430	TBA, 5.50%, 07/25/36 (m)	107,216
191,490	TBA, 6.00%, 06/25/36 (m)	262,171
	Government National Mortgage Association Pool
1,498	7.00%, 09/15/31 (m)	1,548
42	9.00%, 02/15/10-04/15/11 (m)	44
28,000	TBA, 5.50%, 06/15/36 (m)	24,815
25,500	TBA, 5.50%, 07/15/36 (m)	27,230

	Total Mortgage Pass-Through Securities (Cost $656,320)	726,997

	U.S. Government Agency Securities — 5.2%
	Federal Home Loan Mortgage Corp.
8,670	4.00%, 06/12/13 (m)	7,943
4,040	4.88%, 11/15/13 (m)	3,910
11,950	5.75%, 01/15/12 (m)	12,150
4,640	6.25%, 07/15/32 (m)	5,058
2,315	6.75%, 03/15/31 (m)	2,664
6,680	7.00%, 03/15/10 (m)	7,052
	Federal National Mortgage Association
2,025	2.38%, 02/15/07 (m)	1,983
14,745	3.25%, 08/15/08 (m)	14,116
13,415	5.00%, 03/15/16 (m)	12,936
2,600	5.25%, 08/01/12 (m)	2,551
830	6.13%, 03/15/12 (m)	859
15	7.13%, 01/15/30 (m)	18
1,600	Tennessee Valley Authority, 6.79%, 05/23/12 (m)	1,712

	Total U.S. Government Agency Securities (Cost $75,546)	72,952

	U.S. Treasury Obligations — 4.9%
	U.S. Treasury Bonds
7,100	5.38%, 02/15/31 (m)	7,181
9,661	6.25%, 05/15/30 (m)	10,879
350	7.25%, 05/15/16 (k) (m)	406
89	U.S. Treasury Inflation Indexed Bonds, 1.63%, 01/15/15 (m)	84
	U.S. Treasury Notes
1,000	3.38%, 02/28/07 (m)	987
300	3.38%, 10/15/09 (m)	285
1,220	3.50%, 02/15/10 (k) (m)	1,158
785	3.88%, 07/31/07 (k) (m)	774
1,075	3.88%, 05/15/09 (k) (m)	1,041
340	3.88%, 09/15/10 (m)	325
495	4.00%, 02/15/15 (m)	456
2,795	4.13%, 08/15/08 (k) (m)	2,746
160	4.38%, 01/31/08 (k) (m)	158
4,135	4.38%, 11/15/08 (k) (m)	4,072
2,580	4.50%, 02/15/09 (m)	2,545
8,675	4.50%, 02/28/11 (m)	8,479
250	4.50%, 02/15/16 (k) (m)	238
2,670	4.75%, 03/31/11 (m)	2,636
21,345	4.88%, 04/30/11 (m)	21,187
1,745	4.88%, 02/15/12 (m)	1,731
495	5.13%, 05/15/16 (m)	495

	Total U.S. Treasury Obligations (Cost $69,166)	67,863

Shares

	Preferred Stock — 0.1%
	Insurance — 0.1%
780	Axis Capital Holdings Ltd. (Bermuda), Series B, VAR, 7.50%, 12/01/15 (m) (Cost $780)	772

	Total Long-Term Investments (Cost $1,972,545)	2,016,250

No. of Contracts

	Options Purchased — 1.5%
	Call Options Purchased — 0.2%
2	1 Year Mid-Curve Eurodollar, expiring 06/16/06 @ $95.75, American style.	- (h	)
22,500	U.S. 5 Year Treasury Note, expiring 05/15/16 @ $100.97, American style.	67

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

No. of Contracts

	Receiver Swaption on Interest Rate:
125,960	Expiring 06/23/06. If exercised the Fund receives 4.08% and pays floating 3 month LIBOR expiring 06/27/07, European style.	- (h	)
8,650	Expiring 12/14/15. If exercised the Fund receives 5.38% and pays floating 3 month LIBOR expiring 12/17/35, European style.	337
10,410	Expiring 01/20/16. If exercised the Fund receives 5.16% and pays floating 3 month LIBOR expiring 01/22/36, European style.	352
27,145	Expiring 02/03/16. If exercised the Fund receives 5.25% and pays floating 3 month LIBOR expiring 02/05/36, European style.	969
45,805	Expiring 11/06/06. If exercised the Fund receives 5.82% and pays floating 3 month LIBOR expiring 11/08/36, European style.	1,327
33,285	Expiring 06/22/06. If exercised the Fund receives 5.57% and pays floating 3 month LIBOR expiring 0626/16, European style.	83

		3,135

	Put Options Purchased — 1.3%
- (h)	1 Year Mid-Curve Eurodollar, expiring 06/16/06 @ $95.00, American style.	256
- (h)	U.S. 20 year Treasury Note, expiring 08/25/06 @ $101.00, American style.	59
- (h)	30 Day Federal Funds Rate, expiring 07/31/06 @ $94.94, American style.	241
35,700	30 Year FNMA, TBA, 6.50%, expiring 09/06/06 @ $100.69, American style.	156
69,670	30 Year FNMA, TBA, 6.00%, expiring 08/07/06 @ $98.73, American style.	392
	Payer Swaption on Interest Rate:
8,650	Expiring 12/14/15. If exercised the Fund pays 5.38% and receives floating 3 month LIBOR expiring 12/17/35, European style.	683
45,805	Expiring 11/06/06. If exercised the Fund pays 5.82% and receives floating 3 month LIBOR expiring 11/08/36, European style.	1,245
85,405	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European style.	5,290
33,285	Expiring 06/22/06. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/26/16, European style.	356
81,485	Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38, European style.	5,047
63,880	Expiring 08/24/06. If exercised the Fund pays 5.60% and receives floating 3 month LIBOR expiring 08/29/16, European style.	937
10,410	Expiring 01/20/16. If exercised the Fund pays 5.16% and receives floating 3 month LIBOR expiring 01/22/36, European style.	919
27,145	Expiring 02/03/16. If exercised the Fund pays 5.25% and receives floating 3 month LIBOR expiring 02/05/36, European style.	2,289

		17,870

	Total Options Purchased (Cost $21,612)	21,005

Principal Amount ($)

	Short-Term Investments — 8.1%
	Commercial Paper — 4.7%
32,750	Corporate Asset Funding Co., Inc., 5.08%, 07/19/06 (e) (m)	32,535
32,500	UBS Finance Delaware LLC, 5.02%, 06/09/06 (m)	32,459

	Discount Note — 1.7%	64,994

23,500	Skandinaviska Enskilda Banken AB, 5.06%, 07/12/06	23,365

Shares

	Investment Company — 1.7%
24,448	JPMorgan Prime Money Market Fund (b) (m)	24,448

	Total Short-Term Investments (Cost $112,808)	112,807

	Total Investments — 153.9% (Cost $2,106,965)	2,150,062
	Liabilities In Excess of Other Assets — (53.9)%	(753,223)

	Net Assets — 100.0%	$1,396,839

Percentages indicated are based on net assets.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(r)	Rates shown are per annum and payments are as described.
CMO	Collateralized Mortgage Obligation
EUR	Euro
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
IF	Inverse Floaters. Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only. Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only. Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
TBA	To Be Announced
TRAINS	Targeted Return Index
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
419	2 Year U.S. Treasury Notes	September, 2006	$85,303	$(155)
241	5 Year U.S. Treasury Notes	September, 2006	25,090	(120)
106	10 Year U.S. Treasury Notes	September, 2006	11,129	(8)
201	Eurodollar	June, 2006	47,702	(124)
279	Eurodollar	June, 2007	65,966	41
374	U.S. Treasury Bonds	September, 2006	39,994	(268)
	Short Futures Outstanding
(204)	5 Year U.S. Treasury Notes	September, 2006	(21,201)	65
(66)	10 Year U.S. Treasury Notes	September, 2006	(6,968)	44
(254)	Euro Bobl	June, 2006	(35,837)	100
(120)	Euro Bond	June, 2006	(18,077)	232
(30)	Eurodollar	September, 2006	(7,095)	2
(90)	Eurodollar	December, 2006	(21,293)	16
(100)	Eurodollar	March, 2007	(23,714)	61
(90)	Eurodollar	June, 2007	(21,366)	73
(90)	Eurodollar	September, 2007	(21,311)	16
(50)	Eurodollar	December, 2007	(11,835)	5
(30)	Eurodollar	March, 2008	(7,099)	1
(78)	U.S. Treasury Bonds	September, 2006	(8,346)	61

				$42

Forward Foreign Currency Exchange Contracts
(Amounts in thousands)

Contracts to Sell	Settlement Date	Settlement Value (USD)	Value At 05/31/06 (USD)	Net Unrealized Depreciation (USD)

9,775 EUR	6/27/2006	$12,211	$12,546	$(335)

Short Positions
(Amounts in thousands)

Principal Amount	Security Description	Value (USD)

$(107,063)	Federal National Mortgage Association, TBA, 5.00%, 07/25/36	$(100,165)
(111,045)	Federal National Mortgage Association, TBA, 5.50%, 06/25/36	(106,427)
(123,200)	Federal National Mortgage Association, TBA, 6.00%, 07/25/36	(121,544)

	Total Short Positions (Proceeds $330,868)	$(328,136)

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Options Written
(Amounts in thousands, except notional amount and number of contracts)

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Call option on 1 Year Mid-Curve Eurodollar	$95.00	06/16/06	279	$(17)	$(2)
Call option on 30 Year FNMA, TBA, 6.00%	99.25	5/26/06	45,000,000	(120)	(65)

				$(137)	$(67)

Call Options Written on Interest Rate Swaps

Description	Counterparty	Exercise Rate *	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Call option on Interest Rate Swap	Barclays Capital, Inc.	5.55%	06/15/06	65,810,000	$(246)	$(186)
Call option on Interest Rate Swap	Bear Stearns Bank plc	5.71%	11/06/06	87,030,000	(1,440)	(1,385)
Call option on Interest Rate Swap	Citibank, N.A.	4.25%	06/26/06	24,900,000	(411)	—
Call option on Interest Rate Swap	Merrill Lynch Capital Services	5.42%	03/22/16	73,030,000	(3,292)	(2,152)

					$(5,389)	$(3,723)

*	The Fund will pay a floating rate based on 3-month USD LIBOR.

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Put option on 30 Year FNMA, TBA, 6.00%	$97.71	04/21/06	139,340,000	$(457)	$(327)
Put option on 30 Year FNMA, TBA, 6.50%	106.00	05/26/06	71,400,000	(156)	(156)
Put option on U.S. 10 Year Treasury Note Future	102.00	08/25/06	416	(90)	(65)

				$(703)	$(548)

Put Options Written on Interest Rate Swaps

Description	Counterparty	Exercise Rate **	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Put option on Interest Rate Swap	Barclays Capital, Inc.	5.55%	06/15/06	65,810,000	$(246)	$(189)
Put option on Interest Rate Swap	Bear Stearns Bank plc	5.71%	11/06/06	87,030,000	(1,440)	(1,290)
Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58%	05/19/08	268,900,500	(5,450)	(5,707)
Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58%	05/19/08	281,836,500	(5,543)	(5,981)
Put option on Interest Rate Swap	Goldman Sachs Credit Management	5.59%	06/26/06	63,880,000	(426)	(613)
Put option on Interest Rate Swap	Merrill Lynch Capital Services	5.42%	03/22/16	73,030,000	(3,292)	(4,064)

					$(16,397)	$(17,844)

**	The Fund will receive a floating rate based on 3-month USD LIBOR.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Interest Rate Swaps

	Rate Type
			Termination Date	Notional Amount (USD)	Value (USD)
Swap Counterparty	Payments Made By The Fund (r)	Payments Received By The Fund (r)

Barclays Capital, Inc.	3 month LIBOR, quarterly	5.41%, semi-annually	05/26/11	$16,496	$(95)
Barclays Capital, Inc.	3 month LIBOR, quarterly	5.62%, semi-annually	06/01/16	13,805	(53)
Barclays Capital, Inc.	5.61%, semi-annually	3 month LIBOR, quarterly	05/22/16	12,395	58
Credit Suisse International	3 month LIBOR, quarterly	5.32%, semi-annually	04/25/08	100,780	(272)
Credit Suisse International	3 month LIBOR, quarterly	5.67%, semi-annually	04/25/36	13,170	(237)
Credit Suisse International	5.53%, semi-annually	3 month LIBOR, quarterly	04/25/16	49,465	488
Deutsche Bank AG, New York	3 month LIBOR, quarterly	5.76%, semi-annually	05/21/38	37,352	(378)
Deutsche Bank AG, New York	3 month LIBOR, quarterly	5.76%, semi-annually	05/21/38	37,749	(382)
Deutsche Bank AG, New York	5.03%, semi-annually	3 month LIBOR, quarterly	11/15/10	6,390	120
Deutsche Bank AG, New York	5.49%, semi-annually	3 month LIBOR, quarterly	05/22/11	20,000	47
Deutsche Bank AG, New York	5.58%, semi-annually	3 month LIBOR, quarterly	05/21/13	130,842	395
Deutsche Bank AG, New York	5.58%, semi-annually	3 month LIBOR, quarterly	05/21/13	134,513	407
Deutsche Bank AG, New York	5.61%, semi-annually	3 month LIBOR, quarterly	05/22/16	11,400	50
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.12%, semi-annually	03/20/08	101,255	(607)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.15%, semi-annually	03/24/08	100,960	(555)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.23%, semi-annually	03/21/16	24,660	(793)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.29%, semi-annually	03/24/36	12,780	(909)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.41%, semi-annually	06/19/08	75,630	(118)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.43%, semi-annually	06/19/08	75,615	(79)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.73%, semi-annually	06/19/36	16,505	(149)
Lehman Brothers Special Financing	3 month LIBOR, quarterly	5.84%, semi-annually	06/19/36	16,590	91
Lehman Brothers Special Financing	5.09%, semi-annually	3 month LIBOR, quarterly	05/15/11	25,582	498
Lehman Brothers Special Financing	5.15%, semi-annually	3 month LIBOR, quarterly	03/21/11	87,325	1,399
Lehman Brothers Special Financing	5.22%, semi-annually	3 month LIBOR, quarterly	03/24/16	49,365	1,634
Lehman Brothers Special Financing	5.39%, semi-annually	3 month LIBOR, quarterly	04/15/11	18,880	118
Lehman Brothers Special Financing	5.42%, semi-annually	3 month LIBOR, quarterly	05/21/09	7,897	16
Lehman Brothers Special Financing	5.61%, semi-annually	3 month LIBOR, quarterly	06/19/16	49,560	250
Lehman Brothers Special Financing	5.70%, semi-annually	3 month LIBOR, quarterly	06/19/16	49,675	(76)
Merrill Lynch Capital Services	3 month LIBOR, quarterly	5.42%, semi-annually	03/24/26	19,718	(493)
Merrill Lynch Capital Services	5.16%, semi-annually	3 month LIBOR, quarterly	01/22/36	3,331	176
Merrill Lynch Capital Services	5.25%, semi-annually	3 month LIBOR, quarterly	02/05/36	9,226	434
Merrill Lynch Capital Services	5.38%, semi-annually	3 month LIBOR, quarterly	12/17/35	2,800	107

					$1,092

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continuted)
(Amounts in thousands)

Credit Default Swaps

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bank of America	Computer Sciences Corp., 7.38%, 6/15/11	Buy	155.7 quarterly	3/20/11	$2,950	$(124)
Barclays Capital, Inc.	Residential Capital Corp., 6.38%, 6/30/10	Sell	116 BPS quarterly	3/20/11	6,000	(20)
Bear Stearns Credit Products	Masco Corp., 5.88%, 7/15/12	Buy	37 BPS quarterly	6/20/11	5,000	- (h )
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	2,850	(13)
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Sell	296.5 BPS semi-annually	10/20/10	2,850	24
Citibank, N.A. *	Dow Jones CDX.NA.HY.BB.6	Buy	210 BPS quarterly	6/20/10	2,400	(3)
Citibank, N.A.	Indonesia Government International Bond, 6.75%, 3/10/14	Sell	185 BPS quarterly	6/20/11	4,085	(27)
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	116.5 BPS quarterly	5/20/10	15,000	(132)
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	125 BPS quarterly	6/20/10	11,000	(184)
Citibank, N.A.	Philippines Government International Bond, 10.63%, 3/16/25	Buy	199 BPS quarterly	6/20/11	4,085	20
Citibank, N.A.	United Mexican States, 8.30%, 8/15/31	Sell	100 BPS semi-annually	5/20/10	15,000	150
Citibank, N.A.	United Mexican States, 8.30%, 8/15/31	Sell	105 BPS semi-annually	6/20/10	11,000	176
Credit Suisse International	Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	60 BPS quarterly	3/20/11	2,500	(5)
Credit Suisse International	Arrow Electronics, Inc., 6.88%, 6/1/18	Buy	65 BPS quarterly	3/20/11	1,950	(7)
Credit Suisse International	Government of Venezuela, 9.25%, 9/15/27	Buy	64 BPS quarterly	6/20/08	36,775	29
Credit Suisse International	Government of Venezuela, 9.25%, 9/15/27	Sell	175 BPS quarterly	6/20/11	16,715	(47)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 3/6/30	Sell	235 BPS semi-annually	4/20/07	9,750	202
Deutsche Bank AG, New York	Indonesia Government International Bond, 6.75%, 3/10/14	Sell	185 BPS quarterly	6/20/11	10,070	(48)
Deutsche Bank AG, New York	Indonesia Government International Bond, 6.75%, 3/10/14	Sell	205 BPS quarterly	6/20/11	5,055	19
Deutsche Bank AG, New York	Philippines Government International Bond, 10.63%, 3/16/25	Buy	199 BPS quarterly	6/20/11	10,070	62
Deutsche Bank AG, New York	Philippines Government International Bond, 10.63%, 3/16/25	Buy	221 BPS quarterly	6/20/11	5,055	(16)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	101 BPS semi-annually	7/20/10	6,000	101
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	104 BPS semi-annually	6/20/10	10,000	190
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	105 BPS semi-annually	6/20/10	8,000	155
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	119 BPS semi-annually	4/20/10	10,000	207
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	105 BPS semi-annually	6/20/10	10,000	(149)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	106 BPS semi-annually	6/20/10	8,000	(123)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	108 BPS semi-annually	4/20/10	10,000	(129)
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	96 BPS semi-annually	7/20/10	6,000	(61)
Goldman Sachs Credit Management	Clear Channel Communications, Inc., 6.88%, 6/15/18	Sell	69 BPS quarterly	6/20/11	7,000	(75)
Goldman Sachs Credit Management	Computer Sciences Corp, 7.38%, 6/15/11	Buy	113 BPS quarterly	3/20/11	6,000	(140)
Goldman Sachs Credit Management	Cox Communications, 6.80%, 8/1/28	Sell	64 BPS quarterly	6/20/11	5,900	(9)
Goldman Sachs Credit Management **	Dow Jones CDX.HY.100 S6 0611.6	Buy	345 BPS quarterly	6/20/11	10,000	(106)
Goldman Sachs Credit Management *	Dow Jones CDX.NA.IG.6	Sell	40 BPS quarterly	6/20/11	68,050	(34)
Goldman Sachs Credit Management	Gannett Co., 6.38%, 4/1/12	Buy	27 BPS quarterly	6/20/11	6,000	17
Goldman Sachs Credit Management	Masco Corp., 6.75%, 3/15/06	Buy	49 BPS quarterly	12/20/10	1,950	(15)
Goldman Sachs Credit Management	Radioshack Corp., 7.38%, 5/15/11	Buy	107 BPS quarterly	3/20/11	3,950	(5)
Goldman Sachs Credit Management	Sara Lee Corp.,	Buy	45 BPS quarterly	6/20/11	6,000	1
Goldman Sachs Credit Management	V.F. Corp., 8.50%, 10/1/10	Buy	46 BPS quarterly	6/20/11	8,000	(7)
Goldman Sachs Credit Management	V.F. Corp., 8.50%, 10/1/10	Buy	54 BPS quarterly	3/20/11	1,950	(16)
Lehman Brothers Special Financing	Alltel Corp., 7.00%, 7/01/12	Buy	58 BPS quarterly	9/20/11	4,650	(8)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	292 BPS semi-annually	2/20/11	9,040	32
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	303.5 BPS semi-annually	10/20/10	13,000	112
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	343 BPS semi-annually	9/20/10	6,250	175
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	165 BPS semi-annually	2/20/11	9,040	37
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	261.5 BPS semi-annually	10/20/10	13,000	(450)
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	300 BPS semi-annually	9/20/10	6,250	(328)
Lehman Brothers Special Financing **	Dow Jones CDX.HY.100 S6 0611	Buy	345 BPS quarterly	6/20/11	17,000	(206)
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	104 BPS quarterly	10/20/07	9,000	54
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	111 BPS quarterly	10/20/07	9,000	63
Lehman Brothers Special Financing	Russian Federation, 5.00%, 3/31/30	Buy	54 BPS semi-annually	10/20/07	9,000	(12)
Lehman Brothers Special Financing	Russian Federation, 5.00%, 3/31/30	Buy	61 BPS semi-annually	10/20/07	9,000	(21)
Lehman Brothers Special Financing	Russian Federation, 5.00%, 9/30/14	Sell	54 BPS semi-annually	3/18/11	25,500	(122)
Lehman Brothers Special Financing	Tribune Co., 5.50%, 10/6/08	Buy	81 BPS quarterly	6/20/11	6,000	(25)
Lehman Brothers Special Financing	United Mexican States, 7.50%, 8/15/31	Buy	53 BPS semi-annually	3/18/11	25,500	277
Merrill Lynch International	ACE INA Holdings, Inc., 8.88%, 8/15/29	Buy	31 BPS quarterly	6/20/11	3,250	9
Merrill Lynch International	Allstate Corp., 6.75%, 5/15/18	Buy	21 BPS quarterly	6/20/11	3,250	6
Merrill Lynch International	Liberty Mutual Group, 7.88%, 10/15/26	Buy	30 BPS quarterly	6/20/11	3,250	16
Merrill Lynch International	St. Paul Travelers Cos., Inc., 8.13%, 4/15/10)	Buy	26 BPS quarterly	6/20/11	3,250	- (h )
Morgan Stanley Capital Services	Alltel Corp., 7.00%, 7/1/12	Buy	37 BPS quarterly	12/20/10	3,200	11
Morgan Stanley Capital Services	Alltel Corp., 7.00%, 7/01/12	Buy	63 BPS quarterly	3/20/11	10,000	(67)
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10	5,250	121
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	400 BPS semi-annually	10/20/10	1,600	75
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	290 BPS semi-annually	10/20/10	5,250	(256)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 3/6/30	Buy	335 BPS semi-annually	10/20/10	1,600	(106)
Morgan Stanley Capital Services **	CDX.EM.5	Buy	135 BPS quarterly	6/20/11	8,360	(94)
Morgan Stanley Capital Services	Gazprom, 8.63%, 4/28/34	Sell	30 BPS quarterly	8/20/06	15,430	(6)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	170 BPS semi-annually	8/20/10	8,500	(68)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	176 BPS semi-annually	9/20/10	7,000	(55)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	190 BPS semi-annually	7/20/10	11,000	25
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	64 BPS semi-annually	9/20/10	7,000	- (h )
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	75 BPS semi-annually	8/20/10	8,500	(44)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	90 BPS semi-annually	7/20/10	11,000	(132)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Sell	140 BPS semi-annually	4/20/10	9,000	250
Morgan Stanley Capital Services	United Mexican States, 7.50%, 4/8/33	Buy	112 BPS semi-annually	4/20/10	9,000	(118)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 6/11/13	Sell	184 BPS semi-annually	8/20/10	7,250	18
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 3/31/30	Buy	90 BPS semi-annually	8/20/10	7,250	(116)

						$(1,095)

*	Premiums paid of $254
**	Premiums received of $961

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continuted)
(Amounts in thousands)

Forward Rate Swaps

	RATE TYPE

Swap Counterparty	Payments Made By The Fund (r)	Payments Received By the Fund (r)	Termination Date	Notional Amount	Value (USD)

Merrill Lynch Capital Services	3 month LIBOR	5.28% semi-annually	06/19/06	$376,000	$(34)
Merrill Lynch Capital Services	5.09% semi-annually	3 month LIBOR	12/17/07	200,000	121
Merrill Lynch Capital Services	5.09% semi-annually	3 month LIBOR	03/17/08	500,000	300

					$387

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continuted)
(Amounts in thousands)

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (b)	15 Year FNMA, TBA, 5.00%, 07/06	96.46	07/11/06	$55,800	$(30)
Citibank, N.A. (b)	15 Year FNMA, TBA, 5.50%, 07/06	98.81	07/11/06	62,000	(223)
Citibank, N.A. (b)	30 Year FNMA, TBA, 5.00%, 06/06	94.56	06/06/06	21,000	(177)
Citibank, N.A. (b)	30 Year FNMA, TBA, 5.00%, 07/06	94.31	07/06/06	72,300	(429)
Citibank, N.A. (b)	30 Year FNMA, TBA, 6.00%, 06/06	99.30	06/06/06	124,000	(717)
Citibank, N.A. (a)	30 Year FNMA, TBA, 6.00%, 06/06	99.61	06/06/06	37,000	330
Citibank, N.A. (a)	30 Year FNMA, TBA, 6.00%, 07/06	99.19	07/06/06	124,000	581
Citibank, N.A. (b)	Treasury Note, 4.50%, 02/16	95.00	07/06/06	22,150	(12)
Deutsche Bank AG, New York (b)	15 Year FNMA, TBA, 5.50%, 06/06	98.77	06/12/06	62,000	(165)
Deutsche Bank AG, New York (a)	15 Year FNMA, TBA, 5.00%, 07/06	96.78	07/11/06	56,000	131
Deutsche Bank AG, New York (b)	30 Year FHLMC Gold, TBA, 5.50%, 07/06	96.50	07/06/06	31,650	(69)
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 5.00%, 06/06	94.59	06/06/06	177,000	1,383
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 5.00%, 06/06	94.30	06/06/06	69,000	(348)
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 5.00%, 07/06	94.25	07/06/06	69,000	334
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 5.50%, 06/06	97.00	06/06/06	13,000	89
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 5.50%, 07/06	96.72	07/06/06	354,000	(1,715)
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 6.00%, 06/06	98.91	06/06/06	17,000	(24)
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 6.00%, 06/06	98.91	06/06/06	221,000	276
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 6.00%, 06/06	98.97	06/06/06	11,800	22
Deutsche Bank AG, New York (a)	30 Year FNMA, TBA, 6.00%, 07/06	99.05	07/06/06	48,000	167
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 6.50%, 06/06	101.16	06/06/06	63,000	(55)
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 6.50%, 06/06	101.19	06/06/06	63,000	(187)
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 6.50%, 07/06	101.13	07/06/06	60,000	(202)
Deutsche Bank AG, New York (b)	30 Year FNMA, TBA, 6.63%, 11/10	105.14	06/06/06	6,000	(18)
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01//14	94.60	06/29/06	10,495	(6)
Lehman Brothers Special Financing (b)	30 Year FNMA, TBA, 5.00%, 07/06	93.59	07/06/06	110,000	(175)
Lehman Brothers Special Financing (a)	30 Year FNMA, TBA, 5.50%, 07/06	96.17	07/06/06	125,000	93
Lehman Brothers Special Financing (b)	FHLMC, 5.25%, 05//09	99.98	06/22/06	7,897	(12)
Lehman Brothers Special Financing (b)	FNMA, 5.13%, 04//11	99.12	06/29/06	18,880	(50)
Lehman Brothers Special Financing (b)	FNMA, 6.00%, 05/11	102.89	06/06/06	24,285	(87)
Union Bank of Switzerland AG, London (b)	30 Year FNMA, TBA, 5.00%, 06/06	94.38	06/06/06	50,000	(289)
Union Bank of Switzerland AG, London (b)	30 Year FNMA, TBA, 5.50%, 07/06	96.51	07/06/06	55,000	(107)

					$(1,691)

(a)	Fund pays the excess of the market price over the price lock and receives the excess of the price lock over the market price.
(b)	Fund pays the excess of the price lock over the market price and receives the excess of the market price over the price lock.

JPMorgan Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continuted)
(Amounts in thousands)

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,588
Aggregate gross unrealized depreciation	(35,491)

Net unrealized appreciation/depreciation	$43,097

Federal income tax cost of investments	$2,106,965

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 100.5%
	Asset Backed Securities — 24.2%
1,181	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.58%, 02/15/12 (e) (m)	1,184
	Ameriquest Mortgage Securities, Inc.
550	Series 2004-R11, Class M1, FRN, 5.74%, 11/25/34 (m)	554
500	Series 2005-R2, Class M2, FRN, 5.56%, 04/25/35 (m)	502
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 5.52%, 12/25/34 (m)	402
350	Bear Stearns Asset Backed Securities, Inc.,
	Series 2005-HE3, Class M1, FRN, 5.51%, 03/25/35 (m)	352
1,650	Capital One Multi-Asset Execution Trust,
	Series 2003-A, FRN, 6.33%, 12/15/10 (i)	1,681
367	CARSS Finance LP (Cayman Islands), Series 2004-A, Class B1, FRN, 5.36%, 01/15/11 (e) (m)	367
	Centex Home Equity
142	Series 2004-B, Class AV1, FRN, 5.28%, 03/25/34 (m)	142
292	Series 2004-C, Class AV2, FRN, 5.33%, 06/25/34 (m)	292
2,900	Citibank Credit Card Issuance Trust, Series 2004-B1, Class B1, FRN, 5.30%, 05/20/11 (m)	2,909
	Citigroup Mortgage Loan Trust, Inc.
1,082	Series 2003-HE3, Class A, FRN, 5.46%, 12/25/33 (m)	1,087
1,088	Series 2005-OPT1, Class A1B, FRN, 5.29%, 02/25/35 (m)	1,089
1,050	Series 2005-OPT4, Class M2, FRN, 5.51%, 07/25/35 (m)	1,054
900	Series 2006-WMC1, Class A2C, FRN, 5.28%, 12/25/35 (m)	902
	Countrywide Asset-Backed Certificates
295	Series 2004-6, Class 2A4, FRN, 5.53%, 11/25/34 (m)	296
200	Series 2005-BC1, Class M1, FRN, 5.49%, 05/25/35 (m)	200
200	Series 2005-BC1, Class M2, FRN, 5.52%, 05/25/35 (m)	201
	Countrywide Home Equity Loan Trust
1,317	Series 2003-C, Class A, FRN, 5.35%, 05/15/29 (m)	1,319
900	Series 2004-BC1, Class M1, FRN, 5.58%, 02/25/34 (m)	905
1,037	Fifth Third Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.33%, 09/20/23	1,039
981	Fleet Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.33%, 01/20/33 (m)	983
700	Ford Credit Floorplan Master Owner Trust, Series 2005-1A, Class A, FRN, 5.23%, 05/15/10	700
	GE Corporate Aircraft Financing LLC
56	Series 2003-1A, Class A1, FRN, 5.25%, 06/25/10 (e)	56
247	Series 2004-1A, Class A1, FRN, 5.17%, 08/25/11 (e)	247
950	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A2, FRN, 5.27%, 03/25/35	952
157	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A, FRN, 5.35%, 04/15/29	158
357	Hasco NIM Trust, Series 2006-OP2A, Class A, 5.86%, 01/26/36 (e)	357
117	Household Automotive Trust, Series 2002-3, Class A4B, FRN, 5.42%, 05/18/09	117
	Long Beach Mortgage Loan Trust
2,050	Series 2003-4, Class M1, FRN, 5.76%, 08/25/33	2,059
374	Series 2005-1, Class 2A2, FRN, 5.33%, 02/25/35	375
549	MASTR Asset Backed Securities NIM Trust, Series 2006-CI14, Class N1, 6.00%, 07/26/35 (e)	547
	Morgan Stanley ABS Capital I
150	Series 2005-HE2, Class M3, FRN, 5.56%, 01/25/35	151
100	Series 2005-HE2, Class M4, FRN, 5.71%, 01/25/35	101
550	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 5.70%, 11/25/34	554
	Option One Mortgage Loan Trust
146	Series 2002-1, Class A3, FRN, 5.37%, 02/25/32	146
300	Series 2005-2, Class M1, FRN, 5.52%, 05/25/35	301
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 5.71%, 02/25/35	553
2,400	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, FRN, 5.31%, 01/25/36	2,404
	Residential Asset Securities Corp.
21	Series 2003-KS11, Class A11B, FRN, 5.38%, 01/25/34	21
350	Series 2005-KS11, Class M2, FRN, 5.50%, 12/25/35	351
365	Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class A1B, FRN, 5.34%, 01/25/29	366
	Securitized Asset Backed Receivables LLC Trust

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,700	Series 2006-OP1, Class A2B, FRN, 5.28%, 10/25/35	1,703
500	Series 2005-OP1, Class M2, 5.53%, 01/25/35 FRN	503
156	Soundview NIM Trust, Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e)	156
1,171	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 5.30%, 06/25/34	1,172
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 5.36%, 01/23/11 (e)	1,000

	Total Asset Backed Securities (Cost $32,461)	32,510

	Collateralized Mortgage Obligations — 23.5%
	Agency CMO — 2.8%
	Federal Home Loan Mortgage Corp.
2,596	Series 2638, Class KI, IO, 5.00%, 11/15/27	300
3,093	Series 2645, Class SB, IF, IO, 2.02%, 07/15/27	163
1,291	Series 2827, Class AS, IF, IO, 2.02%, 06/15/22	56
2,189	Series 2928, Class IN, IO, 5.00%, 10/15/24	198
1,797	Series 2975, Class IO, IO, 5.50%, 06/15/26	200
	Federal National Mortgage Association
1	Series 357, Class 2, IO, 5.00%, 03/01/35	- (h	)
5,000	Series 2002-81, Class SJ, IF, IO, 2.42%, 04/25/32	454
2,710	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	271
2,000	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	177
	Federal National Mortgage Association Grantor Trust
328	Series 2002-36, Class FS, FRN, 5.58%, 06/25/32	331
489	Series 2002-36, Class FT, FRN, 5.58%, 06/25/32	494
1,048	Federal National Mortgage Association Whole Loan, Series 2003-121, Class FC, FRN, 5.48%, 02/25/28	1,053

		3,697

	Non-Agency CMO — 20.7%
	Adjustable Rate Mortgage Trust
1,064	Series 2004-5, Class 7A2, FRN, 5.46%, 04/25/35 (m)	1,061
1,226	Series 2005-1 Class 5A2, FRN, 5.41%, 05/25/35 (m)	1,223
572	Series 2005-8, Class 7A2, FRN, 5.36%, 11/25/35 (m)	574
668	Series 2005-11, Class 5A1, FRN, 5.35%, 02/25/36 (m)	669
84	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-31, Class A3, 5.75%, 01/25/33 (m)	84
739	Downey Savings & Loan Association Mortgage Loan Trust,
	Series 2005-AR5, Class 2A1A, FRN, 5.41%, 08/19/45	742
1,799	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.43%, 01/25/35 (e)	1,806
	Harborview Mortgage Loan Trust
681	Series 2005-3, Class 2A1A, FRN, 5.32%, 06/19/35	682
1,434	Series 2005-8, Class 1A2A, FRN, 5.41%, 09/19/35	1,439
1,654	Series 2005-15, Class 2A11, FRN, 5.35%, 10/20/45	1,660
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, 5.26%, 02/25/36	801
	Indymac Index Mortgage Loan Trust
1,295	Series 2004-AR7, Class A1, FRN, 5.52%, 09/25/34	1,307
404	Series 2004-AR8, Class Class 2A1, FRN, 5.49%, 11/25/34	408
1,550	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	1,523
	Lehman XS Trust
849	Series 2005-2, Class 1A1, FRN, 5.36%, 08/25/35	851
1,119	Series 2005-7N, Class 1A1A, FRN, 5.35%, 11/25/35	1,124
1,953	Series 2006-2N, Class 1A1, FRN, 5.34%, 02/25/46	1,957
1,566	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, FRN, 5.40%, 10/25/35	1,574
	Thornburg Mortgage Securities Trust
773	Series 2003-2, Class A1, FRN, 5.42%, 04/25/43	774
1,468	Series 2004-3, Class A, FRN, 5.45%, 09/25/34	1,473
2,462	Wamu Alternative Mortgage Pass-Through Certificates, Series 2006-AR1, Class A1A, FRN, 5.33%, 02/25/36	2,467
	Washington Mutual, Inc.
1,766	Series 2005-AR9, Class A1A, FRN, 5.40%, 07/25/45	1,773
1,863	Series 2005-AR13, Class A1A1, FRN, 5.37%, 10/25/45	1,874

		27,846

	Total Collateralized Mortgage Obligations (Cost $31,423)	31,543

	Commercial Mortgage Backed Securities — 3.4%
1,151	CalSTRS Trust, Series 2002-C6, Class A1, FRN, 5.38%, 11/20/12 (e) (m)	1,155
846	Calwest Industrial Trust, Series 2003-CALA, Series A, FRN, 5.35%, 06/15/15 (e) (m)	846
998	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e)	1,008
135	GS Mortgage Securities Corp. II, Series 2003-FL6A, Class A1, FRN, 5.23%, 11/15/15 (e)	135

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,450	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	1,391

	Total Commercial Mortgage Backed Securities (Cost $4,650)	4,535

	Corporate Bonds — 45.5%
	Automobiles — 0.7%
900	DaimlerChrysler NA Holding Corp., FRN, 5.33%, 03/13/09	902

	Beverages — 1.0%
1,300	Diageo Finance BV (Netherlands), FRN, 5.08%, 03/30/09	1,301

	Commercial Banks — 10.2%
3,300	Banco Santander Chile (Chile), FRN, 5.22%, 12/09/09 (e)	3,311
3,200	Deutsche Bank AG, FRN, 5.40%, 05/15/07 (m)	3,200
1,300	ING Bank NV (Netherlands) FRN, 5.32%, 10/14/14	1,302
1,600	Glitnir Bank HF (Iceland),
	FRN, 5.23%, 10/15/08 (e)	1,587
400	Islandsbanki HF (Iceland), FRN, 5.31%, 02/22/08 (e)	397
	National Australia Bank Ltd. (Australia)
1,600	FRN, 5.39%, 03/12/13	1,608
700	FRN, 5.57%, 08/29/13	702
1,000	VAR, 5.24%, 06/23/14	1,004
650	VTB Capital S.A. for Vneshtorgbank (Luxembourg), FRN, 5.68%, 09/21/07 (e)	650

		13,761

	Communications Equipment — 0.3%
400	Cisco Systems, Inc., FRN, 5.27%, 02/20/09 (m)	401

	Computers & Peripherals — 1.0%
1,300	Hewlett-Packard Co., FRN, 5.34%, 05/22/09	1,300

	Consumer Finance — 1.5%
2,000	SLM Corp., FRN, 5.24%, 07/27/09	2,002

	Diversified Financial Services — 14.7%
2,500	CIT Group Holdings, Inc., FRN, 5.28%, 01/30/09 (m)	2,505
	Counts Trust
1,400	Series 2002-10, FRN, 5.95%, 08/15/07 (e) (i)	1,410
1,400	Series 2002-11, FRN, 6.00%, 08/15/07 (e) (i)	1,409
1,900	Credit Suisse USA, Inc., FRN, 5.35%, 06/05/09	1,900
500	Ford Motor Credit Co., FRN, 5.88%, 03/21/07	496
500	International Lease Finance Corp., VAR, 6.98%, 10/15/14	502
1,500	K2 (USA) LLC, FRN, 5.17%, 02/15/09 (e) (i)	1,500
1,650	Lehman Brothers Holdings, Inc., FRN, 5.25%, 05/29/08	1,648
2,100	Links Finance LLC, FRN, 5.16%, 09/15/08 (e) (i)	2,101
1,700	RACERS, Series 2005-16, Class C, FRN, 4.93%, 09/20/07 (e) (i)	1,696
1,700	Sigma Finance Corp. (Cayman Islands), FRN, 5.07%, 09/15/08 (e) (i)	1,700
200	Twin Reefs Pass-Through Trust, FRN, 6.08%, 12/31/49 (e)	200
1,550	Two-Rock Pass-Through Trust (Bermuda), FRN, 6.10%, 12/31/49 (e)	1,541
450	UBS Luxembourg S.A. for Sberbank (Luxembourg) 6.86%, 10/24/06 (m)	452
600	ZFS Finance USA Trust I, FRN, 6.06%, 12/15/65 (e)	600

		19,660

	Diversified Telecommunication Services — 1.0%
400	Sprint Capital Corp., SUB, 4.78%, 08/17/06 (m)	400
1,000	Verizon Global Funding Corp., FRN, 5.30%, 08/15/07	1,000

		1,400

	Electric Utilities — 2.8%

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

900	Appalachian Power Co., FRN, 5.29%, 06/29/07 (m)	902
750	Dominion Resources, Inc., FRN, 5.26%, 09/28/07	751
500	Pepco Holdings, Inc., FRN, 5.45%, 06/01/10	501
850	PSEG Funding Trust I, 5.38%, 11/16/07	846
750	Southwestern Public Service Co., Series B, 5.13%, 11/01/06 (m)	749

		3,749

	Insurance — 4.2%
2,400	ASIF Global Financing, FRN, 5.20%, 03/14/08 (e) (m)	2,405
1,250	Chubb Corp. 4.93%, 11/16/07 (m)	1,238
1,950	Oil Insurance Ltd. (Bermuda), VAR, 5.27%, 10/06/06 (e) (i)	1,950

		5,593

	Real Estate Investment Trusts (REITs) — 1.4%
1,000	iStar Financial, Inc. REIT, FRN, 5.22%, 03/03/08	1,003
900	Kimco Realty Corp. REIT, FRN, 5.35%, 08/01/06 (m)	900

		1,903

	Real Estate Management & Development — 2.2%
300	Duke Realty LP, FRN, 5.20%, 12/22/06 (m)	300
2,700	Westfield Capital Corp., Ltd. (Australia), FRN, 5.45%, 11/02/07 (e)	2,707

		3,007

	Software — 1.0%
1,400	Oracle Corp and Ozark Holding, Inc., FRN, 5.28%, 01/13/09 (e)	1,397

	Thrifts & Mortgage Finance — 3.5%
1,950	Countrywide Financial Corp., FRN, 5.20%, 12/19/08 (m)	1,953
600	Residential Capital Corp., FRN, 6.17%, 04/17/09	598
300	Sovereign Bancorp, Inc., FRN, 5.10%, 03/01/09 (e)	300
1,900	Washington Mutual Bank, FRN, 5.24%, 05/01/09	1,900

		4,751

	Total Corporate Bonds (Cost $61,125)	61,127

	Municipal Bonds — 0.2%
	North Carolina — 0.2%
200	Wake Forest University, VAR, 5.10%, 07/01/17 (Cost $200)	200

	Mortgage Pass-Through Securities — 3.7%
	Federal National Mortgage Association Pool
800	TBA, 5.50%, 06/25/36	770
4,200	TBA, 6.00%, 06/25/36	4,148

	Total Mortgage Pass-Through Securities (Cost $4,928)	4,918

	Total Long-Term Investments (Cost $134,787 )	134,833

No. of Contracts

		Options Purchased — 0.0% (g)
		Put Option Purchased — 0.0% (g)
- (h	)	90 Day Euro-Dollar, expiring 06/19/06 @ $95.13, American Style. (Cost $11)	59

Shares

		Short-Term Investments — 4.3%
		Investment Company — 4.2%
5,634		JPMorgan Prime Money Market Fund (b) (m)	5,634

Principal Amount ($)

		U.S. Treasury Obligations — 0.1%
200		U.S. Treasury Bill, 4.62%, 07/13/06 (k) (m) (n)	199

		Total Short-Term Investments (Cost $5,833)	5,833

		Total Investments — 104.8% (Cost $140,631)	140,725
		Liabilities in Excess of Other Assets — (4.8)%	(6,436)

		Net Assets — 100.0%	$134,289

Percentages indicated are based on net assets.

JPMorgan Enhanced Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.

BPS	Basis points. One basis point is equal to one-hundreth of one percent.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
IO

Interest Only. Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
RACERS	Restructured Asset Securities with Enhanced Returns.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
TBA	To Be Announced
USD	United States Dollar
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
85	2 Year U.S. Treasury Notes	September, 2006	17,274	$(28)
1	10 Year U.S. Treasury Notes	September, 2006	105	- (h	)
1	Eurodollars	June, 2006	237	- (h	)

	Short Futures Outstanding
(65)	5 Year U.S. Treasury Notes	September, 2006	(6,735)	29
(10)	Eurodollars	March, 2007	(2,365)	10
(10)	Eurodollars	June, 2007	(2,366)	10
(10)	Eurodollars	December, 2007	(2,366)	11
(10)	Eurodollars	March, 2008	(2,366)	11

				$43

Put Options Written
(Amounts in thousands, except number of contracts)

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

1 Year Eurodollar, American Style	$95.00	06/16/06	53	$(9)	$(49)
90 Day Eurodollar, American Style	94.88	06/19/06	53	(3)	(26)

				$(12)	$(75)

Interest Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Deutsche Bank AG, New York	5.49% semi-annually	3 month LIBOR, quarterly	5/22/11	$1,900	$4
Deutsche Bank AG, New York	5.61% semi-annually	3 month LIBOR, quarterly	5/25/16	1,000	4

					8

Credit Default Swaps
(Amounts in thousands)

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bear Stearns	Lehman Brothers, 6.63%, 1/18/12	Sell	80 BPS quarterly	6/20/07	$1,000	$	- (h	)

Deutsche Bank AG, New York	Bear Stearns & Co., 7.63%, 12/07/09	Sell	8 BPS quarterly	6/20/07	1,000		- (h	)
Deutsche Bank AG, New York	Goldman Sachs Group, 6.60%, 1/15/12	Sell	7.25 BPS quarterly	6/20/07	1,000		- (h	)
Deutsche Bank AG, New York	Merrill Lynch & Co., 6.00%, 2/17/09	Sell	7.5 BPS quarterly	6/20/07	1,000		1
Deutsche Bank AG, New York	Morgan Stanley Dean Witter, 6.60%, 4/1/12	Sell	8 BPS quarterly	6/20/07	1,000		- (h	)

							$1

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Lehman Brothers Special Financing (a)	30 Year FNMA, TBA, 5.50%, 6/06	$97.31	6/6/2006	$800	$8

(a)	Fund pays the excess of the market price over the price lock and receives the excess of the price lock over the market price.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$464
Aggregate gross unrealized depreciation	(370)

Net unrealized appreciation/depreciation	$94

Federal income tax cost of investments	$140,631

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 96.6%
		Corporate Bonds — 7.5%
		Brazil — 0.8%
BRL	1,730	Citibank N.A., 15.00%, 07/02/10 (e)	782

		Mexico — 1.0%
	$1,065	Pemex Project Funding Master Trust, Regulation S, 5.75%, 12/15/15	983

		Russia — 5.5%
	550	Gaz Capital S.A., 8.63%, 04/28/34 (e)	646
	1,250	Gazprom International S.A., Regulation S, 7.20%, 02/01/20	1,281
	286	Gazstream S.A. (Gazprom), 5.63%, 07/22/13 (e)	280
	1,740	Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13 (e)	2,010
	720	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	718
	500	UBS Luxembourg S.A. for Sberbank, FRN, 6.86%, 10/24/06 (m)	503

			5,438

		Ukraine — 0.2%
	195	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	193

		Total Corporate Bonds (Cost $7,541)	7,396

		Foreign Government Securities — 81.1%
		Argentina — 6.3%
		Republic of Argentina
	660	FRN, 4.89%, 08/03/12 (m)	540
ARS	250	VAR, 5.83%, 12/31/33	94
ARS	55,514	VAR, 5.83%, 12/15/35	1,412
ARS	11,053	VAR, 5.88%, 12/31/33 (m)	4,222

			6,268

		Brazil — 20.3%
	$300	Banco Nacional de Desenvolvimento Economico e Social, Regulation S, VAR, 5.73%, 06/16/08	295
		Federal Republic of Brazil
	227	8.00%, 01/15/18	236
	720	8.25%, 01/20/34	731
	1,490	8.75%, 02/04/25	1,591
	2,150	8.88%, 04/15/24	2,322
	2704	10.25%, 06/17/13	3,177
	660	11.00%, 08/17/40	804
	1,335	12.25%, 03/06/30	1,869
BRL	16,460	12.50%, 01/05/16	6,655
	$2,355	Series B, 8.88%, 04/15/24	2,543

			20,223

		Chile — 2.1%
	2,000	Republic Of Chile, 6.88%, 04/28/09	2,063

		Colombia — 1.8%
	1,500	Republic of Colombia, 10.75%, 01/15/13	1,797

		Dominican Republic — 3.4%
		Dominican Republic
	3,127	9.04%, 01/23/18 (e)	3,347
	49	Regulation S, 9.50%, 09/27/11	52

			3,399

		Ecuador — 2.2%
		Republic of Ecuador
	1,065	Regulation S, SUB, 9.00%, 08/15/30	1,045
	1,162	Regulation S, 9.38%, 12/15/15	1,180

			2,225

		El Salvador — 2.0%
		Republic of El Salvador
	675	7.63%, 09/21/34 (e)	709
	480	7.65%, 06/15/35 (e)	473
	735	8.25%, 04/10/32 (e) (m)	777

			1,959

		Malaysia — 2.2%
	2,000	Republic of Malaysia, 8.75%, 06/01/09	2,163

		Mexico — 8.8%
		United Mexican States
MXN	16,996	8.00%, 12/24/08	1,488
MXN	43,800	8.00%, 12/19/13	3,658
	$835	8.13%, 12/30/19	937
	375	8.30%, 08/15/31	426
MXN	24,000	10.00%, 12/05/24	2,239

			8,748

		Panama — 2.5%
		Republic of Panama
	$1,300	7.13%, 01/29/26	1,280
	897	7.25%, 03/15/15	926
	25	8.88%, 09/30/27	29
	33	9.38%, 07/23/12	38
	155	9.38%, 04/01/29	189

			2,462

		Peru — 1.3%
	1,344	Republic of Peru VAR, 5.00%, 03/07/17	1,287

		Russia — 3.4%
	1,975	Russian Federation, Regulation S, 12.75%, 06/24/28	3,360

		South Africa — 3.3%
	3,000	Republic of South Africa, 9.13%, 05/19/09	3,263

		Turkey — 2.4%
		Republic of Turkey
	1,795	7.38%, 02/05/25	1,728
	625	8.00%, 02/14/34	621

			2,349

		Ukraine — 4.1%
		Government of Ukraine
	595	Regulation S, 6.88%, 03/04/11	582
	3,395	Regulation S, 7.65%, 06/11/13	3,438

			4,020

		Uruguay — 2.5%
		Republic of Uruguay
	1,250	7.63%, 03/21/36	1,175
	1,000	8.00%, 11/18/22	990
	240	9.25%, 05/17/17	263

			2,428

		Venezuela — 12.5%
		Republic of Venezuela
	435	7.65%, 04/21/25	439
	4,562	9.38%, 01/13/34	5,440
	3,406	10.75%, 09/19/13	4,096
	320	13.63%, 08/15/18	467
	1,974	Regulation S, 7.00%, 12/01/18	1,915

			12,357

JPMorgan Emerging Markets Debt Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Foreign Government Securities (Cost $83,331)	80,371

	U.S. Treasury Obligations — 7.9%
	United States — 7.9%
	U.S. Treasury Notes
5,900	4.50%, 02/28/11 (m)	5,766
105	4.88%, 04/30/08 (k)	105
2,000	5.13%, 05/15/16	2,001

	Cost ($7,944)	7,872

Shares

	Warrants — 0.1%
1	Republic of Venezuela, Expires 04/15/20 (Cost $0)	43

	Total Long-Term Investments (Cost $98,816)	95,682

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
39	JPMorgan Prime Money Market Fund (b) (m) (Cost $39)	39

	Total Investments — 96.6% (Cost $98,855)	95,721
	Other Assets Less Liabilities — 3.4%	3,347

	Net Assets — 100.0%	$99,068

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARS	Argentine Peso
BRL	Brazilian Real
MXN	Mexican Peso
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006.

JPMorgan Emerging Markets Debt Fund

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation/ (Depreciation) (USD)

	Long Futures Outstanding
62	5 Year U.S. Treasury Notes	September, 2006	$6,424	$(34)
13	U.S. Treasury Bonds	September, 2006	1,381	(5)
	Short Futures Outstanding
(139)	10 year U.S. Treasury Notes	September, 2006	(14,584)	76

				$37

Credit Default Swaps
(Amounts in thousands)

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	$160	($1)
Citibank, N.A.	Pemex, 9.50%, 9/15/27	Buy	125 BPS quarterly	6/20/10	1,000	(17)
Citibank, N.A.	United Mexican States, 8.30%, 8/15/31	Sell	105 BPS semi-annually	6/20/10	1,000	16
Citibank, N.A.	Government of Argentina, 8.28%, 12/31/33	Sell	297 BPS semi-annually	10/20/10	160	1
Citibank, N.A.	Republic Of Hungary, 4.75%, 2/3/15	Buy	37 BPS semi-annually	5/20/11	1,600	(3)
Citibank, N.A.	Republic Of Kazakhstan, 11.13%, 5/11/07	Sell	63 BPS semi-annually	5/20/11	1,600	(5)
Citibank, N.A.	Republic of Indonesia, 6.75%, 3/10/14	Sell	185 BPS quarterly	6/20/11	300	(2)
Citibank, N.A.	Republic of Philippines, 10.63% 3/16/25	Buy	199 BPS quarterly	6/20/11	300	1
Credit Suisse International	Republic of Venezuela, 9.25%, 9/15/27	Buy	64 BPS semi-annually	6/20/08	2,670	2
Credit Suisse International	Republic of Venezuela, 9.25%, 9/15/27	Sell	175 BPS semi-annually	6/20/11	1,215	(3)
Deutsche Bank AG, New York	Government of Brazil, 12.25%, 3/6/30	Sell	235 BPS semi-annually	4/20/07	300	6
Deutsche Bank AG, New York	Russian Federation, 5.00%, 3/31/30	Sell	77 BPS semi-annually	8/20/10	70	- (h )
Deutsche Bank AG, New York	United Mexican States, 7.50%, 4/8/33	Buy	81 BPS semi-annually	8/20/10	70	- (h )
Deutsche Bank AG, New York	Republic of Indonesia, 6.75%, 3/10/14	Sell	185 BPS quarterly	6/20/11	730	(3)
Deutsche Bank AG, New York	Republic of Indonesia, 6.75%, 3/10/14	Sell	205 BPS quarterly	6/20/11	365	1
Deutsche Bank AG, New York	Republic of Philippines, 10.63%, 3/16/25	Buy	199 BPS quarterly	6/20/11	730	4
Deutsche Bank AG, New York	Republic of Philippines, 10.63%, 3/16/25	Buy	221 BPS quarterly	6/20/11	365	(1)
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	111 BPS quarterly	10/20/07	500	4
Lehman Brothers Special Financing	Gazprom, 8.63%, 4/28/34	Sell	104 BPS quarterly	10/20/07	500	3
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	61 BPS semi-annually	10/20/07	500	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 6/24/28	Buy	54 BPS semi-annually	10/20/07	500	(1)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	343 BPS semi-annually	9/20/10	350	10
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 3/6/30	Buy	300 BPS semi-annually	9/20/10	350	(19)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	304 BPS semi-annually	10/20/10	750	6
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 3/6/30	Buy	262 BPS semi-annually	10/20/10	750	(26)
Lehman Brothers Special Financing	Government of Argentina, 8.28%, 12/31/33	Sell	295 BPS semi-annually	3/20/11	2,500	2
Lehman Brothers Special Financing	Government of Brazil, 12.25%, 3/6/30	Buy	142 BPS semi-annually	3/20/11	2,500	41
Lehman Brothers Special Financing	Gazprom, 7.20%, 2/1/20	Buy	112 BPS quarterly	4/20/11	5,180	14
Lehman Brothers Special Financing	Vtb Cap Vneshtorbank, 7.50%, 10/12/11	Sell	109 BPS quarterly	4/20/11	5,180	(22)
Morgan Stanley Capital Services	CDX Securities	Buy	135 BPS quarterly	6/20/11	650	(2)
Morgan Stanley Capital Services	Gazprom, 8.63%, 4/28/34	Sell	30 BPS quarterly	8/20/06	2,390	(1)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	190 BPS semi-annually	7/20/10	500	1
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	90 BPS semi-annually	7/20/10	500	(6)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Sell	101 BPS semi-annually	7/20/10	2,000	33
Morgan Stanley Capital Services	United Mexican States, 7.50%, 4/8/33	Buy	96 BPS semi-annually	7/20/10	2,000	(18)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	170 BPS semi-annually	8/20/10	750	(6)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 3/31/30	Buy	75 BPS semi-annually	8/20/10	750	(4)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 6/11/13	Sell	176 BPS semi-annually	9/20/10	400	(3)
Morgan Stanley Capital Services	Russian Federation, 12.75%, 6/24/28	Buy	64 BPS semi-annually	9/20/10	400	- (h )
Morgan Stanley Capital Services	Government of Argentina, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10	400	10
Morgan Stanley Capital Services	Government of Brazil, 12.25%, 3/6/30	Buy	290 BPS semi-annually	10/20/10	400	(20)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 6/11/13	Sell	184 BPS semi-annually	8/20/10	300	2
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 3/31/30	Buy	90 BPS semi-annually	8/20/10	300	(5)

						($12)

Total Return/Spread Swaps
(Amounts in thousands)

		Rate Type

Swap Counterparty	Referenced Obligation	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Morgan Stanley Capital Services	Red Arrow International Leasing, 8.38%, 6/30/12	3 Month LIBOR	8.38% semi-annually	6/30/12	$1,530	$47

(h)	Amounts round to less than one thousand

(r)	Rates shown are per annum and payments are as described

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (in thousands):

Aggregate gross unrealized appreciation						$673
Aggregate gross unrealized depreciation						(3,807)

Net unrealized appreciation/depreciation						$(3,134)

Federal income tax cost of investments						$98,855

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Asset Backed Securities — 1.2%
	AmeriCredit Automobile Receivables Trust
9	Series 2003-CF, Class A4, 3.48%, 05/06/10 (m)	9
13	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	13
10	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	10
20	Capital Auto Receivables Asset Trust, Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	19
10	Capital One Auto Finance Trust, Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	10
15	Citibank Credit Card Issuance Trust, Series 2001-A6, Class A6, 5.65%, 06/16/08 (m)	15
15	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	15
75	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08 (m)	73
10	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09 (m)	10
	Onyx Acceptance Grantor Trust
11	Series 2003-C, Class A4, 2.66%, 05/17/10 (m)	10
9	Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	9
2	Option One Mortgage Loan Trust, Series 2003-5 Class A2, FRN, 5.40%, 08/25/33 (m)	2
20	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	21
	Residential Asset Securities Corp.
2	Series 2002-KS4, Class AIIB, FRN, 5.33%, 07/25/32 (m)	2
5	Series 2003-KS5, Class AIIB, FRN, 5.37%, 07/25/33 (m)	5
20	Triad Auto Receivables Owner Trust Series 2003-B, Class A4, 3.20%, 12/13/10	20
7	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 5.51%, 12/25/32	7
13	WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	13

	Total Asset Backed Securities (Cost $269)	263

	Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
1,638	CS First Boston Mortgage Securities Corp., Series 1997-2, Class X, IO, VAR, 0.90%, 06/25/20 (m)	27
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, VAR, 91.46%, 07/28/27 (m)	1
20	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	20

	Total Collateralized Mortgage Obligations (Cost $186)	48

	Commercial Mortgage Backed Securities — 1.4%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52% 11/11/41 (m)	24
150	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	154
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	41
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	62
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	19

	Total Commercial Mortgage Backed Securities (Cost $298)	300

	Corporate Bonds — 34.7%
	Aerospace & Defense — 0.2%
50	L-3 Communications Corp., 5.88%, 01/15/15 (m)	46

	Auto Components — 0.4%
5	Rexnord Corp., 10.13%, 12/15/12 (m)	6
35	Tenneco Automotive, Inc., 8.63%, 11/15/14	35
30	TRW Automotive, Inc., 11.00%, 02/15/13	33
15	United Components, Inc., 9.38%, 06/15/13	15

		89

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Building Products — 0.2%
15	Goodman Global Holding Co., Inc., 7.88%, 12/15/12 (m)	15
30	Jacuzzi Brands, Inc., 9.63%, 07/01/10 (m)	32

		47

	Capital Markets — 3.5%
40	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	39
200	Bear Stearns Cos., Inc. (The), 5.30%, 10/30/15 (m)	189
100	Goldman Sachs Group, Inc., 6.45%, 05/01/36 (m)	97
170	Morgan Stanley, 4.75%, 04/01/14	156
220	OAO Gazprom, 9.63%, 03/01/13 (e)	254
15	Nell AF SARL (Luxembourg), 8.38%, 08/15/15 (m)	15

		750

	Chemicals — 0.9%
10	Huntsman International LLC, 8.13%, 01/01/15 (e) (m)	10
25	Huntsman LLC, 11.50%, 07/15/12 (m)	28
20	Ineos Group Holdings (United Kingdom) plc, 8.50%, 02/15/16 (e) (m)	19
40	Lyondell Chemical Co., 10.50%, 06/01/13 (m)	45
15	Nalco Co., 7.75%, 11/15/11 (m)	15
30	PolyOne Corp., 8.88%, 05/01/12 (m)	30
	Terra Capital, Inc.
5	11.50%, 06/01/10	6
25	12.88%, 10/15/08	28

		181

	Commercial Banks — 0.1%
10	Cadets Trust, 4.80%, 07/15/13 (m)	9
20	Suntrust Bank, 2.50%, 11/01/06 (m)	20

		29

	Commercial Services & Supplies — 0.5%
	Allied Waste North America
15	7.25%, 03/15/15 (m)	15
25	Series B7, 7.38%, 04/15/14 (m)	24
30	Corrections Corp. of America, 6.25%, 03/15/13 (m)	28
15	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16	14
25	United Rentals North America, Inc., 6.50%, 02/15/12	24

		105

	Consumer Finance — 2.5%
25	American General Finance Corp., Series H, 3.00%, 11/15/06 (m)	25
	Ford Motor Credit Co.
20	7.00%, 10/01/13 (m)	17
65	FRN, 6.64%, 01/15/10 (m)	59
75	General Motors Acceptance Corp., 6.88%, 08/28/12 (m)	70
200	HSBC Finance Corp., 5.50%, 01/19/16 (m)	191
	SLM Corp.
140	5.38%, 05/15/14	134
35	5.63%, 04/10/07 (m)	35

		531

	Containers & Packaging — 0.6%
20	AEP Industries, Inc., 7.88%, 03/15/13 (m)	20
15	Ball Corp., 6.63%, 03/15/18 (m)	14
20	Crown Americas LLC, 7.75%, 11/15/15 (e) (m)	20
20	Graphic Packaging International Corp., 8.50%, 08/15/11 (m)	20
25	Jefferson Smurfit Corp. US, 7.50%, 06/01/13 (m)	23
35	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	35

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16	5

		137

	Diversified Consumer Services — 0.2%
	Service Corp. International
20	6.75%, 04/01/16	19
10	7.70%, 04/15/09	10
20	7.00%, 06/15/17	19

		48

	Diversified Financial Services — 12.4%
300	CIT Group, Inc., 5.60%, 04/27/11 (m)	298
200	Citigroup, Inc., 5.00%, 09/15/14 (m)	188
1,910	Core Investment Grade Bond Trust I, 4.66%, 11/30/07 (m)	1,884
5	National Rural Utilities Cooperative Finance Corp., 6.50%, 03/01/07 (m)	5
213	TRAINS, Series 2005-1, VAR, 7.65%, 06/15/15	213
35	UGS Corp., 10.00%, 06/01/12	38
45	Visant Corp., 7.63%, 10/01/12 (m)	44

		2,670

	Diversified Telecommunication Services — 1.8%
40	Citizens Communications Co., 6.25%, 01/15/13 (m)	38
29	Consolidated Communications Holdings, Inc., 9.75%, 04/01/12 (m)	31
30	Qwest Communications International, Inc., FRN, 8.67%, 02/15/09 (m)	30
10	Qwest Corp., 8.88%, 03/15/12	11
55	Sprint Capital Corp., 6.90%, 05/01/19	57
180	Verizon Global Funding Corp., 7.38%, 09/01/12	192
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15	22

		381

	Electric Utilities — 0.8%
25	AES Corp. (The), 8.88%, 02/15/11 (m)	27
10	Alabama Power Co., Series Y, 2.80%, 12/01/06 (m)	10
	Dominion Resources, Inc.,
50	6.30%, 03/15/33 (m)	47
15	Series A, 8.13%, 06/15/10 (m)	16
15	FPL Group Capital, Inc., 7.63%, 09/15/06 (m)	15
	Inergy Finance Corp.
5	6.88%, 12/15/14 (m)	5
10	8.25%, 03/01/16 (m)	10
10	Midwest Generation LLC, 8.75%, 05/01/34 (m)	11
	Sierra Pacific Resources
5	6.75%, 08/15/17	5
15	8.63%, 03/15/14	16

		162

	Electronic Equipment & Instruments — 0.0% (g)
10	Celestica, Inc. (Canada), 7.88%, 07/01/11 (m)	10

	Energy Equipment & Services — 0.1%
25	Hanover Compressor Co., 9.00%, 06/01/14 (m)	27

	Health Care Equipment & Supplies — 0.1%
25	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	26

	Health Care Providers & Services — 1.0%
25	Extendicare Health Services, Inc., 6.88%, 05/01/14 (m)	26
	HCA, Inc.
5	6.50%, 02/15/16 (m)	5
60	6.75%, 07/15/13 (m)	59
45	Select Medical Corp., 7.63%, 02/01/15	40
35	Stewart Enterprises, Inc., 7.75%, 02/15/13 (e)	33

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

30	Tenet Healthcare Corp., 9.50%, 02/01/15	30
	Triad Hospitals, Inc.,
10	7.00%, 05/15/12	10
15	7.00%, 11/15/13	14

		217

	Hotels, Restaurants & Leisure — 0.7%
50	ITT Corp., 7.38%, 11/15/15	52
	MGM Mirage
15	6.75%, 09/01/12	15
60	6.75%, 04/01/13	58
20	Vail Resorts, Inc., 6.75%, 02/15/14	19

		144

	Household Durables — 0.7%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	25
20	Ames True Temper, FRN, 9.07%, 01/15/12 (m)	20
	Beazer Homes USA, Inc.
10	6.50%, 11/15/13 (m)	9
35	6.88%, 07/15/15 (m)	33
35	DR Horton, Inc., 5.25%, 02/15/15 (m)	31
35	Sealy Mattress Co., 8.25%, 06/15/14	36

		154

	Household Products — 0.6%
40	ACCO Brands Corp., 7.63%, 08/15/15 (m)	38
45	Gregg Appliances, Inc., 9.00%, 02/01/13 (m)	42
60	Spectrum Brands, Inc., 7.38%, 02/01/15	49

		129

	Independent Power Producers & Energy Traders — 0.0% (g)
5	NRG Energy, Inc., 7.25%, 02/01/14 (m)	5

	Insurance — 1.1%
210	ING Capital Funding Trust III, VAR, 8.44%, 12/31/49 (m)	231

	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	18

	IT Services — 0.3%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	35
20	Sunguard Data Systems, Inc., 9.13%, 08/15/13	21
10	Unisys Corp., 8.00%, 10/15/12	9

		65

	Leisure Equipment & Products — 0.0% (g)
5	Steinway Musical Instruments, Inc., 7.00%, 03/01/14	5

	Machinery — 0.2%
50	Terex Corp., 7.38%, 01/15/14	50

	Media — 2.1%
10	Cablevision Systems Corp., 8.00%, 04/15/12 (m)	10
20	CanWest Media, Inc. (Canada), 8.00%, 09/15/12	20
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (m)	64
115	Comcast Corp., 4.95%, 06/15/16 (m)	103
10	CSC Holdings, Inc., 7.63%, 07/15/18	10
50	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	47
	Echostar DBS Corp.
5	6.38%, 10/01/11 (m)	5
45	7.13%, 02/01/16 (m)	43
15	Houghton Mifflin Co., 9.88%, 02/01/13 (m)	16
25	Lodgenet Entertainment Corp., 9.50%, 06/15/13 (m)	27

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

30	RH Donnelley Finance Corp. I, 10.88%, 12/15/12 (m)	33
10	TCI Communications, Inc., 7.88%, 02/15/26	11
30	Videotron Ltee (Canada), 6.88%, 01/15/14	29
15	Warner Music Group, 7.38%, 04/15/14	15
35	WMG Holdings Corp., SUB, 0.00%, 12/15/14	26

		459

	Metals & Mining — 0.1%
25	Novelis, Inc. (Canada), 7.75%, 02/15/15 (m)	24

	Multi-Utilities — 0.1%
	Reliant Energy, Inc.
5	9.50%, 07/15/13 (m)	5
5	6.75%, 12/15/14 (m)	5

		10

	Office Electronics — 0.1%
25	Xerox Corp., 6.40%, 03/15/16	24

	Oil, Gas & Consumable Fuels — 1.2%
15	BP Capital Markets plc (United Kingdom), 2.75%, 12/29/06 (m)	15
	Chesapeake Energy Corp.
5	6.50%, 08/15/17 (m)	5
5	6.50%, 08/15/17 (m)	5
40	7.00%, 08/15/14 (m)	39
	Denbury Resources, Inc.
15	7.50%, 04/01/13 (m)	15
10	7.50%, 12/15/15 (m)	10
95	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	97
20	Newfield Exploration Co., 6.63%, 04/15/16 (m)	19
20	Pogo Producing Co., 6.63%, 03/15/15 (m)	19
15	Whiting Petroleum Corp., 7.00%, 02/01/14	14
	Williams Cos, Inc.
15	7.63%, 07/15/19	16
10	8.12%, 03/15/12	11

		265

	Paper & Forest Products — 0.5%
25	Ainsworth Lumber Co., Ltd. (Canada), 7.25%, 10/01/12 (m)	22
75	Georgia-Pacific Corp., 9.50%, 12/01/11 (m)	80

		102

	Personal Products — 0.1%
10	DEL Laboratories, Inc., FRN, 10.15%, 11/01/11 (m)	10
311	Drypers Corp., Series B, 10.25%, 06/15/07 (d) (m)	3

		13

	Real Estate Investment Trusts (REITs) — 0.2%
30	Host Marriott LP, 6.75%, 06/01/16 (m)	29
15	Rouse Co LP/TRC Co-Issuer, Inc., 6.75%, 05/01/13 (e)	15

		44

	Road & Rail — 0.1%
20	Hertz Corp., 8.88%, 01/01/14 (m)	21

	Semiconductors & Semiconductor Equipment — 0.0% (g)
10	Advanced Micro Devices, Inc., 7.75%, 11/01/12 (m)	10

	Specialty Retail — 0.1%
20	Group 1 Automotive, Inc., 8.25%, 08/15/13 (m)	20

	Wireless Telecommunication Services — 1.1%
25	AirGate PCS, Inc., FRN, 8.83%, 10/15/11 (m)	26
20	Intelsat Subsidiary Holding Co., Ltd. (Bermuda), FRN, 9.61%, 01/15/12 (m)	20
	New Cingular Wireless Services, Inc.
10	7.88%, 03/01/11 (m)	11
75	8.13%, 05/01/12 (m)	83

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

	10	8.75%, 03/01/31 (m)	12
	15	PanAmSat Corp., 9.00%, 08/15/14 (m)	16
	30	PanAmSat Holding Corp., SUB, 0.00%, 11/01/14 (m)	22
	40	Rogers Wireless, Inc. (Canada),
	195	6.38%, 03/01/14 (m)	38

			228

		Total Corporate Bonds (Cost $7,794)	7,477

		Foreign Government Securities — 19.4%
		Argentina — 1.1%
		Republic of Argentina
	120	FRN, 4.89%, 08/03/12	98
	415	SUB, 1.33%, 12/31/38	144

			242

		Barbados — 0.1%
	20	Government of Barbados, 7.25%, 12/15/21	21

		Belgium — 0.2%
EUR	25	Kingdom of Belgium, 4.25%, 09/28/13	33

		Brazil — 1.0%
		Federal Republic of Brazil
	$7	8.00%, 01/15/18	7
	20	8.25%, 01/20/34	20
	45	8.75%, 02/04/25	48
	15	10.13%, 05/15/27	18
	25	10.25%, 06/17/13	30
	20	11.00%, 08/17/40	24
	45	12.25%, 03/06/30	63

			210

		Canada — 0.7%
		Government of Canada
CAD	55	5.00%, 06/01/14	52
CAD	35	5.50%, 06/01/10	33
CAD	10	8.00%, 06/01/27	13
	$50	Province of Quebec, 7.50%, 09/15/29 (m)	60

			158

		Colombia — 0.3%
	50	Government of Colombia, 8.25%, 12/22/14	54

		Dominican Republic — 1.2%
		Dominican Republic
	178	9.04%, 01/23/18 (e)	190
	63	9.50%, 09/27/11	68

			258

		El Salvador — 0.6%
		Government of El Salvador
	35	7.63%, 09/21/34 (e)	37
	80	8.25%, 04/10/32 (e) (m)	84

			121

		France — 3.0%
		Government of France
EUR	60	3.50%, 04/25/15	74
EUR	230	4.00%, 04/25/09	299
EUR	120	4.00%, 04/25/13	155
EUR	50	4.00%, 04/25/14	65
EUR	40	5.00%, 10/25/16	55

			648

		Germany — 2.8%
		Bundesrepublik Deutschland
EUR	30	3.75%, 01/04/15	38
EUR	190	4.00%, 01/04/37	233
EUR	185	4.75%, 07/04/34	256
EUR	50	6.25%, 01/04/24	80

			607

		Indonesia — 0.6%
	$119	Government of Indonesia, 7.25%, 04/20/15	121

		Malaysia — 0.3%
	50	Government of Malaysia, 7.50%, 07/15/11 (m)	54

		Mexico — 0.8%
		United Mexican States
	25	6.38%, 01/16/13	25
	50	8.00%, 09/24/22	56
	45	8.13%, 12/30/19	50
	35	8.30%, 08/15/31	40

			171

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Panama — 0.6%
		Government of Panama
	60	7.13%, 01/29/26	59
	15	7.25%, 03/15/15	16
	45	8.88%, 09/30/27	53
	10	9.38%, 07/23/12	11

			139

		Peru — 0.9%
		Government of Peru
	94	VAR, 5.00%, 03/07/17	90
	103	VAR, 5.00%, 03/07/17	98

			188

		Phillippines — 0.2%
	40	Government of Phillippines, 10.63%, 03/16/25	50

		Russia — 0.8%
		Russian Federation
	50	SUB, 5.00%, 03/31/30	53
	49	8.25%, 03/31/10	51
	25	11.00%, 07/24/18	35
	15	12.75%, 06/24/28	26

			165

		South Africa — 0.4%
	65	Government of South Africa, 8.50%, 06/23/17	76

		Turkey — 0.4%
		Government of Turkey
	35	7.38%, 02/05/25	34
	50	8.00%, 02/14/34	49

			83

		Ukraine — 1.1%
		Government of Ukraine
	150	6.88%, 03/04/11 (e)	147
	100	7.65%, 06/11/13	101

			248

		United Kingdom — 0.4%
		U.K. Treasury Gilt
GBP	10	4.75%, 09/07/15	19
GBP	20	6.00%, 12/07/28	46
GBP	15	8.00%, 09/27/13	34

			99

		Uruguay — 0.4%
	$100	Oriental Republic of Uruguay, 7.63%, 03/21/36	94

		Venezuela — 1.5%
		Government of Venezuela
	75	7.00%, 12/01/18	73
	40	9.38%, 01/13/34	47
	138	10.75%, 09/19/13	166
	35	13.63%, 08/15/18	51

			337

		Total Foreign Government Securities (Cost $4,077)	4,177

		Private Placements — 8.4%
	1,225	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (i)	1,277
	484	3512 Oxford Ave., Secured by First Mortgage and Agreement on Co-op Apartment in Riverdale, New York, 8.45%, 06/01/17 (i)	531

		Total Private Placements (Cost $1,710)	1,808

		Mortgage Pass-Through Securities — 31.1%
		Federal Home Loan Mortgage Corp. Gold Pool
	55	6.00%, 05/01/17 - 01/01/35 (m)	54
	1,500	TBA, 5.50%, 07/15/36	1,444
		Federal National Mortgage Association Pool
	1,461	5.50%, 06/01/34 - 07/25/36 (m)	1409
	1,419	6.00%, 03/01/33 - 06/25/36 (m)	1403
	529	6.50%, 01/01/35 - 07/25/36 (m)	534
	9	7.00%, 02/01/35 (m)	9
	950	TBA, 5.00%, 07/25/36	891
	400	TBA, 5.50%, 07/15/36	389
	585	TBA, 5.50%, 06/15/36	569

		Total Mortgage Pass-Through Securities (Cost $6,799)	6,702

		U.S. Treasury Obligations — 1.2%
		U.S. Treasury Notes
	30	2.50%, 09/30/06 (m)	30

JPMorgan Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

25	2.63%, 11/15/06 (k) (m)	25
15	3.63%, 04/30/07 (m)	15
15	4.13%, 08/15/10 (m)	14
10	4.25%, 08/15/15 (m)	9
15	5.38%, 02/15/31 (m)	15
125	5.50%, 08/15/28 (k) (m)	128
20	6.63%, 05/15/07 (k) (m)	20

	Total U.S. Treasury Obligations (Cost $253)	256

Shares

	Short-Term Investments — 27.0%
	Investment Company — 10.7%
2,318	JPMorgan Prime Money Market Fund (b) (m)	2,318

Principal Amount

	U.S. Treasury Securities — 0.1%
	U.S. Treasury Bills
26	4.74%, 09/28/06 (k) (m)	26

	Commercial Paper — 16.2%
249	Calyon N.A. Co., 4.63%, 06/23/06 (m)	249
250	Dexia Delaware LLC, 4.77%, 06/05/06 (m)	250
498	KBC Financial Product Ltd., 8.95%, 07/05/06 (m)	498
250	Merrill Lynch & Co., Inc., 4.79%, 06/01/06 (m)	250
497	Skandinaviska Enskilda Banken AB, 6.40%, 07/12/06 (m)	497
498	Societe Generale, 6.34%, 06/30/06 (m)	498
497	St. George Bank Ltd., 7.85%, 07/17/06 (m)	497
499	Ticonderoga Funding LLC, 4.02%, 06/07/06 (m)	499
249	Windmill Funding Corp., 6.80%, 07/05/06 (m)	249

	Total Short-Term Investments (Cost $5,831)	5,831

	Total Investments — 124.6% (Cost $27,217)	26,862
	Liabilities in Excess of Other Assets — (24.6)%	(5,306)

	Net Assets — 100.0%	$21,556

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006
GBP	British Pound
IO	Interest Only
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006
TRAINS	Targeted Return Index
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
4	CAD 10 Year Bond	September, 2006	$403	($5)
1	EURO SCHATZ	June, 2006	134	-(h )
9	U.S. Treasury Bonds	September, 2006	956	(7)
6	2 Year U.S. Treasury Notes	September, 2006	1,219	(2)
9	5 Year U.S. Treasury Notes	September, 2006	932	(5)

JPMorgan Global Strategic Income Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Short Futures Outstanding
(3)	EURO-BOND	June, 2006	(446)	8
(5)	EURO-BOBL	June, 2006	(703)	5
(1)	2 Year U.S. Treasury Notes	September, 2006	(203)	-(h	)
(18)	5 Year U.S. Treasury Notes	September, 2006	(1,865)	8
(18)	10 Year U.S. Treasury Notes	September, 2006	(1,889)	10

				$12

Forward Foreign Currency Exchange Contracts

Contracts to Sell		Settlement Date	Settlement Value (USD)	Value at 05/31/06 (USD)	Net Unrealized Appreciation/ Depreciation (USD)

(50)	CAD	7/28/2006	$(45)	$(46)	$(1)
(1,041)	EUR	7/28/2006	(1,344)	(1338)	6
(52)	GBP	7/28/2006	(99)	(98)	1

			$(1,488)	$(1,482)	$6

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$333
Aggregate gross unrealized depreciation	(688)

Net unrealized appreciation/depreciation	$(355)

Federal income tax cost of investments	$27,217

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 92.8%
	Preferred Stocks — 1.6%
	Capital Markets — 1.0%
7	Pinto Totta International Finance, VAR, 7.77% (e) (m)	6,892

	Commercial Banks — 0.1%
700	Royal Bank of Scotland Group plc ADR (United Kingdom), 9.12%, 12/31/49 (m)	778

	Consumer Finance — 0.2%
13	SLM Corp., Series B, VAR, 5.61% (m)	1,300

	Electric Utilities — 0.3%
2,100	Alabama Power Capital Trust, VAR, 5.50%, 10/01/42 (m)	2,069

	Total Preferred Stocks (Cost $11,725)	11,039

Principal Amount ($)

	Asset Backed Securities — 13.1%
1,771	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 5.58%, 02/15/12 (e) (m)	1,775
	AmeriCredit Automobile Receivables Trust
2,800	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	2,722
4,900	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	4,841
825	Asset Backed Funding Corp. NIM Trust, Series 2005-WMC1, Class N1, 5.90%, 07/26/35 (e) (m)	823
550	Capital One Auto Finance Trust, Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	539
3,400	Capital One Multi-Asset Execution Trust, Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	3,332
	CARSS Finance LP (Cayman Islands)
220	Series 2004-A, Class B1, FRN, 5.36%, 01/15/11 (e) (m)	220
387	Series 2004-A, Class B2, FRN, 6.03%, 01/15/11 (e) (m)	388
3,600	Citigroup Mortgage Loan Trust Inc., Series 2005-WF-2, Class AF4, SUB, 4.96%, 08/25/35 (m)	3,522
1,569	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,547
3,250	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	3,194
	Countrywide Asset-Backed Certificates
2,200	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	2,162
3,750	Series 2006-3, Class 2A2, FRN, 5.26%, 06/25/36 (m)	3,756
391	EQCC Home Equity Loan Trust, Series 2002-1, Class 2A, FRN, 5.38%, 11/25/31 (m)	392
2,400	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, FRN, 5.27%, 03/25/36 (m)	2,404
4,750	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 5.26%, 02/25/36 (m)	4,758
4,400	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 5.26%, 07/25/36 (m)	4,407
1,700	Household Automotive Trust, Series 2003-2, Class A4, 3.02%, 12/17/10 (m)	1,663
	HSI Asset Securitization Corp. Trust
5,550	Series 2006-OPT1, Class 2A3, FRN, 5.27%, 12/25/35 (m)	5,560
5,700	Series OPT2, Class 2A3, FRN, 5.27%, 01/25/36 (m)	5,710
	Long Beach Mortgage Loan Trust
4,000	Series 2004-3, Class M1, FRN, 5.65%, 07/25/34 (m)	4,026
6,000	Series 2006-2, Class 2A3, FRN, 5.27%, 03/25/36 (m)	6,011
4,850	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 5.27%, 01/25/36 (m)	4,860
2,900	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class, A2C, FRN, 5.28%, 01/25/37 (m)	2,901
3,900	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	3,842
4,200	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 5.28%, 04/25/35 (m)	4,207
5,400	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 5.27%, 03/25/35 (m)	5,405
4,150	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 5.26%, 12/25/35 (m)	4,157
727	Soundview Home Equity Loan Trust (Cayman Islands), Series 2005-OPT4, Class N1, 5.68%, 12/25/35 (e) (m)	726

	Total Asset Backed Securities (Cost $90,263)	89,850

	Collateralized Mortgage Obligations — 14.6%
	Agency CMO — 3.5%
	Federal Home Loan Mortgage Corp.,
7,035	Series 2564, Class LS, IO, FRN, 2.57%,01/15/17	372
8402	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	377
3557	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	426
8104	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	447

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

5652	Series 2780, Class IE, IO, 4.50%, 05/15/11 (m)	110
16105	Series 2791, Class SI, IF, IO, 2.07%, 12/15/31 (m)	846
14368	Series 2814, Class S, IF, IO, 2.02%, 10/15/30 (m)	545
11078	Series 2852, IO, 5.00%, 11/15/25 (m)	1,134
5948	Series 2894, Class S, IF, IO, 2.12%, 03/15/31 (m)	335
9002	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	903
18906	Series 3126, Class BS, 2.12%, 02/15/36 (m)	1,390
	Federal National Mortgage Association,
11,365	Series 2004-61, Class TS, IF, IO, 2.02%, 10/25/31 (m)	462
6,450	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	6,534
8,500	Series 2006-63, Class AB, 6.50%, 05/25/36 (e)	8,595
	Government National Mortgage Association,
31,377	Series 2003-85, Class CS, IF, IO, 2.12%, 02/20/24 (m)	1,039
11,065	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	851

		24,366

	Non-Agency CMO — 11.1%
572	ABN Amro Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	566
4,934	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,826
2,310	Bank of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,273
7,405	Countrywide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.50%, 01/25/36 (m)	7,268
	Countrywide Home Loan Mortgage Pass Through Trust
22	Series 2005-18, Class A1, 5.50%, 10/25/35 (m)	22
6,180	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	6,055
4,790	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,685
2,900	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	2,850
	Residential Accredit Loans, Inc.,
9,750	Series 2006-QS6, Class 2A1, 6.00%, 10/25/36 (e)	9,690
5,670	Series 2005-QS17, Class A10, 6.00%, 12/25/35 (m)	5,635
2,800	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, Zero Coupon, 05/15/36 (e)	2,775
4,574	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	4,482
4,868	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.99%, 06/25/34 (m)	4,656
8,214	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, 07/25/34	8,156
	Wells Fargo Mortgage Backed Securities Trust
2,614	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,596
10,100	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34	10,014
38	Series 2005-9, Class 1A8, 5.50%, 10/25/35	37
55	Series 2005-11, Class 2A1, 5.50%, 10/25/35	54

		76,640

	Total Collateralized Mortgage Obligations (Cost $104,453)	101,006

	Commercial Mortgage Backed Securities — 10.7%
1,250	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%,11/10/41 (m)	1,200
9,960	CalSTRS Trust, Series 2002-C6, Class A2, 3.99%,11/20/12 (e) (m)	9,749
1,963	Calwest Industrial Trust, Series 2003-CALA, Class A, FRN, 5.35%, 06/15/15 (e) (m)	1,963
2,594	CR, Series 2000-ZC2, Class A4A, 6.70%,08/10/14 (e)	2,622
	CS First Boston Mortgage Securities Corp.
3,800	Series 2001-CP4, Class A4, 6.18%,12/15/35 (m)	3,885
3,700	Series 2004-C3, Class A3, 4.30%,07/15/36 (m)	3,565
1,622	First Union Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3, 7.38%,04/18/29 (m)	1,630
4,100	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%,08/10/42 VAR (m)	3,937
5,550	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%,08/10/38 (m)	5,399
	LB-UBS Commercial Mortgage Trust
2,950	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	2,842
8,300	Series 2003-C1, Class A2, 3.99%, 10/15/29 (m)	7,919
7,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	7,002
1,800	Series 2006-C1, Class A2, 5.08%, 02/15/31 (m)	1,762
1,700	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A2, VAR, 5.22%,11/12/37 (m)	1,677
	Morgan Stanley Capital I
6,298	Series 1998-HF2, Class A2, 6.48%,11/15/30 (m)	6,391
4,300	Series 2006-T21, Class A2, 5.09%,10/12/52 (m)	4,205
7,900	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class A2, 4.78%,03/15/42	7,679

	Total Commercial Mortgage Backed Securities (Cost $76,670)	73,427

	Corporate Bonds — 36.8%
	Automobiles — 0.3%
2,150	DaimlerChrysler NA Holding Corp., 5.75%, 05/18/09 (m)	2,139

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Capital Markets — 0.5%
3,600	BNP US Funding LLC, VAR, 7.74%, 12/31/49 (e) (m)	3,701

	Chemicals — 0.8%
3,500	Huntsman International LLC, 9.88%, 03/01/09 (m)	3,649
1,900	Terra Capital, Inc., 12.88%, 10/15/08 (m)	2,166

		5,815

	Commercial Banks — 8.0%
1,764	Abbey National plc (United Kingdom), VAR, 7.35%, 12/31/49 (m)	1,778
2,500	Bacob Bank SC (Belgium), VAR, 7.25%, 12/31/49 (e) (m)	2,545
1,200	Chohung Bank (South Korea), VAR, 4.62%, 11/03/14 (e) (m)	1,141
6,150	Citibank Korea, Inc. (South Korea), VAR, 4.68%, 06/18/13	3,266
	6.95%, 12/06/11	2,814
1,300	Deutsche Bank Capital Funding Trust I (Germany), VAR, 7.87%, 12/31/49 (e) (m)	1,371
3,940	ForeningsSparbanken AB (Sweden), VAR, 7.50%, 12/31/49 (e) (m)	3,973
1,000	Hana Bank (South Korea), 4.13%, 03/11/09	959
2,000	HSBC Capital Funding LP/Jersey Channel Islands (Jersey), VAR, 9.55%, 12/31/49 (e) (m)	2,263
2,000	KBC Bank Funding Trust III, VAR, 9.86%, 11/29/49 (e) (m)	2,237
2,000	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/31/49 (e) (m)	2,110
1,700	Nordea Bank Finland plc, VAR, 7.50%, 12/31/49 (e) (m)	1,719
3,600	Public Bank Berhad (Malaysia), VAR, 5.63%, 09/22/14	3,566
1,800	Santander US Debt S.A. Unipersonal, FRN, 5.13%, 10/21/08 (e) (m)	1,800
5,150	Skandinaviska Enskilda Banken AB (Sweden), VAR, 8.12%, 09/06/49 (e) (m)	5,186
2,950	Svenska Handelsbanken (Sweden), VAR, 7.12%, 12/31/49 (e) (m)	2,989
2,000	Unicredito Italiano Capital Trust II, VAR, 9.20%, 12/31/49 (e) (m)	2,247
7,800	UBS AG, FRN, 5.02%, 07/20/06	7,794
2,800	VTB Capital SA for Vneshtorgbank (Luxembourg), FRN, 5.68%, 09/21/07 (e) (m)	2,800
800	Wachovia Capital Trust III, VAR, 5.80%, 12/31/49	777
1,430	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e)	1,420

		54,755

	Consumer Finance — 0.1%
400	MBNA America Bank NA, 4.63%, 08/03/09 (m)	389

	Containers & Packaging — 0.5%
2,550	Owens Brockway Glass Container, Inc., 8.88%, 02/15/09 (m)	2,633
900	Smurfit-Stone Container Enterprises, Inc., 9.75%, 02/01/11 (m)	922

		3,555

	Diversified Consumer Services — 0.1%
900	Service Corp. International, 7.70%, 04/15/09 (m)	911

	Diversified Financial Services — 15.1%
	Bear Stearns Cos, Inc. (The),
7,000	FRN, 5.30%, 04/29/08 (m)	7,015
8,500	FRN, 5.05%, 03/30/09 (m)	8,499
7,500	CIT Group, Inc., FRN, 5.40%, 05/23/08 (m)	7,521
	Counts Trust
3,450	Series 2002-10, FRN, 5.95%, 08/15/07 (e) (i)	3,474
3,450	Series 2002-11, FRN, 6.00%, 08/15/07(e) (i)	3,473
6,400	Credit Suisse USA, Inc., FRN, 5.00%, 12/09/08 (m)	6,408
3,000	Goldman Sachs Group, Inc., FRN, 5.25%, 11/10/08 (m)	3,002
7,000	HSBC Finance Corp., FRN, 5.45%, 11/16/09 (m)	7,040
1,750	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	1,710
	International Lease Finance Corp.
1,400	3.13%, 05/03/07 (m)	1,370
2,100	4.35%, 09/15/08 (m)	2,041
2,900	VAR, 6.98%, 10/15/14 (m)	2,913

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6,000	K2 Corp., VAR, 5.17%, 02/15/09 (i) (m)	6,000
8,200	Links Finance LLC, FRN, 5.16%, 09/15/08 (e) (i)	8,204
	Morgan Stanley & Co., Inc.,
2,270	FRN, 5.28%, 02/09/09 (m)	2,273
4,000	FRN, 5.13%, 04/25/08 (m)	3,999
6,490	Natexis Ambs Co. LLC, VAR, 8.44%, 12/31/49 (e) (m)	6,820
6,100	RACERS, Series 2005-16, Class C, FRN, 4.93%, 09/20/07 (e) (i)	6,084
6,600	Sigma Finance Corp. (Cayman Islands), FRN, 5.07%, 09/15/08 (e) (i)	6,600
1,700	Tokai Preferred Capital Co. LLC, VAR, 9.98%, 12/31/49 (e) (m)	1,831
1,100	Twin Reefs Pass-Through Trust, FRN, 6.08%, 12/31/49 (e) (m)	1,100
4,150	Two-Rock Pass Through Trust (Bermuda), FRN, 6.10%, 12/31/49 (e) (m)	4,125
2,800	ZFS Finance USA Trust, VAR, 6.15%, 12/15/65 (e)	2,691

		104,193

	Diversified Telecommunication Services — 0.3%
2,000	Sprint Capital Corp., SUB, 4.78%, 08/17/06 (m)	1,997

	Electric Utilities — 2.2%
1,000	Appalachian Power Co., 5.55%, 04/01/11 (m)	990
1,600	CC Funding Trust I, 6.90%, 02/16/07 (m)	1,613
2,900	Dominion Resources, Inc., SUB, 5.69%, 05/15/08 (m)	2,898
6,050	FPL Group Capital, Inc., 5.55%, 02/16/08 (m)	6,041
3,300	PSEG Funding Trust I, 5.38%, 11/16/07 (m)	3,284

		14,826

	Gas Utilities — 0.5%
3,300	Oneok, Inc., 5.51%, 02/16/08 (m)	3,288

	Hotels, Restaurants & Leisure — 0.7%
2,515	MGM Mirage, 6.00%, 10/01/09 (m)	2,480
2,650	Starwood Hotels & Resorts Worldwide, Inc., 7.38%, 05/01/07 (m)	2,680

		5,160

	Insurance — 1.3%
5,350	ASIF Global Financing, FRN, 5.20%, 03/14/08 (e) (m)	5,361
3,650	Oil Insurrance Ltd., (Bermuda) VAR, 5.27%, 10/06/06 (e) (i)	3,650

		9,011

	Media — 1.7%
2,600	Comcast Cable Communications, Inc., 6.20%, 11/15/08 (m)	2,632
850	Dex Media East LLC/Dex Media East Finance Co., 12.13%, 11/15/12 (m)	958
2,850	Echostar DBS Corp., 5.75%, 10/01/08 (m)	2,804
2,000	RH Donnelley, Inc., 10.88%, 12/15/12 (m)	2,200
2,900	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	2,992

		11,586

	Oil, Gas & Consumable Fuels — 1.1%
1,800	Pemex Project Funding Master Trust, FRN, 6.21%, 06/15/10 (e) (m)	1,843
4,000	OAO Gazprom (Germany), 9.13%, 04/25/07	4,096
1,450	OAO Siberian Oil Co. (Germany), 11.50%, 02/13/07	1,498

		7,437

	Real Estate Investment Trusts (REITs) — 0.9%
3,500	Host Marriott LP, 9.25%, 10/01/07 (m)	3,631
	iStar Financial, Inc.
2,000	4.88%, 01/15/09 (m)	1,951
950	5.38%, 04/15/10 (m)	930

		6,512

	Thrifts & Mortgage Finance — 2.7%
1,200	Countrywide Home Loans, Inc., 4.13%, 09/15/09 (m)	1,144
6,750	Spintab AB (Sweden), VAR, 7.50%, 12/31/49 (e) (m)	6,780
8,000	Washington Mutual Bank, FRN, 5.24%, 05/01/09	7,999

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares		Security Description	Value ($)

2,500		Washington Mutual, Inc., 7.50%, 08/15/06 (m)	2,510

			18,433

		Total Corporate Bonds (Cost $256,898)	253,708

		Foreign Government Securities — 2.5%
1,900		Bundesrepublik Deutschland (Germany), 4.00%, 01/04/37	2,327
4,250		Government of Chile (Chile), FRN, 5.53%, 01/28/08 (m)	4,265
3,084		Government of Columbia, 9.75%, 04/09/11 (m)	3,362
1,650		Government of France Bond OAT (France), 4.75%, 04/25/35	2,263
3,170		National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	3,153
1,515		Russian Federation (Russia), 10.00%, 06/26/07 (e) (m)	1,577

		Total Foreign Government Securities (Cost $17,379)	16,947

		Mortgage Pass-Through Securities — 13.5%
		Federal National Mortgage Association Pool,
72		5.50%, 11/01/34	19
14,700		5.50%, 06/25/36, TBA (e)	14,154
79,500		6.00%, 06/25/36, TBA (e)	78,506

		Total Mortgage Pass-Through Securities (Cost $93,041)	92,679

		Total Long-Term Investments (Cost $650,429)	638,656

Number of Contracts/Notional Value

		Options Purchased — 0.7%
		Call Options Purchased — 0.1%
		Receiver Swaption on Interest Rate:
-(h	)	Euro 1 Year Mid Curve expiring 06/06/07 @ 95.75	-(h	)
15,000		U.S. 5 Year Treasury Note expiring 07/06/06 @ 101	45
9,000		Expiring 01/25/16. If exercised the Fund receives 5.20% and pays floating 3 month LIBOR expiring 01/27/36	312
5,380		01/16/06. If exercised the Fund receives 5.82% and pays floating 3 month LIBOR expiring 11/08/36	156
3,925		Expiring 06/22/06. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/26/16	10

			523

		Put Options Purchased — 0.6%
		Payer Swaption on Interest Rate:
9,000		Expiring 01/25/16. If exercised the Fund pays 5.20% and receives floating 3 month LIBOR expiring 01/27/36	778
5,380		Expiring 11/06/06. If exercised the Fund pays 5.82% and receives floating 3 month LIBOR expiring 11/08/36	146
20,170		Expiring 05/29/08 If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38	1,249
3,925		Expiring 06/22/06. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/26/16	42
19,765		Expiring 05/19/08. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/21/38	1,224
15,345		Expiring 01/25/16. If exercised the Fund pays 5.20% and receives floating 3 month LIBOR expiring 01/27/36	225
-(h	)	Euro 1 Year Mid Curve expiring 06/16/06 @ 95.00	27
-(h	)	90 Day Euro expiring 06/19/06 @ 95.13	258
-(h	)	U.S. 30 Year Treasury Bond expiring 08/25/06 @ 101	7
-(h	)	30 Day Fed Funds expiring 07/31/06 @ 94.94	29
8,180		30 Year FNMA expiring 08/07/06 @ 96.38	65

			4,050

		Total Options Purchased (Cost $4,378)	4,573

Shares

	Short-Term Investments — 22.6%
	Commercial Paper — 15.4%
	Aquinas Funding LLC
5,000	5.03%, 06/20/06 (m)	4,987
15,000	5.03%, 06/21/06 (e) (m)	14,956
9,900	BNP Paribas, 5.23%, 11/17/06 (m)	9,654
15,000	CAFCO LLC, 5.07%, 07/27/06 (m)	14,877
12,000	CBA Finance, Inc., 5.02%, 06/27/06 (m)	11,956
15,000	Galleon Capital LLC, 5.03%, 06/19/06 (m)	14,960
15,000	Nationwide Building Society, 5.08%, 07/27/06 (m)	14,885
15,000	Ranger Funding, 5.03%, 06/20/06 (m)	14,958
5,000	Scaldis Capital LLC, 5.04%, 06/27/06 (e) (m)	4,983

		106,216

JPMorgan Short Term Bond Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Company — 6.9%
47,456	JPMorgan Prime Money Market Fund (b) (m)	47,456

	U.S. Treasury Securities — 0.3%
2,260	U.S. Treasury Bills 4.62%, 07/13/06 (k) (m)	2,248

	Total Short-Term Investments (Cost $155,940)	155,920

	Total Investments — 116.1% (Cost $810,747)	799,149
	Liabilities in Excess of Other Assets — (16.1)%	(110,620)

	Net Assets — 100.0%	$688,529

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
EUR	Euro.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities arepool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

RACERS	Restructured Asset Securities with Enhanced Returns.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2006
TBA	To Be Announced
USD	United States Dollar.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2006

JPMorgan Short Term Bond Fund

Futures Contracts

Number of Contract	Description	Expiration Date	Notional Value at 05/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
29	Euro-Dollars	June, 2006	$6,861	$(7)
925	2 Year U.S. Treasury Notes	September, 2006	187,977	(226)
42	5 Year U.S. Treasury Notes	September, 2006	4,352	(19)
19	10 Year U.S. Treasury Notes	September, 2006	1,994	(6)

	Short Futures Outstanding
(120)	Euro-Bundesobligation	June, 2006	(13,176)	87
(64)	Euro-Bonds	June, 2006	(7,427)	124
(331)	5 Year U.S. Treasury Notes	September, 2006	(34,295)	147
(25)	Euro-Dollars	June, 2007	(5,913)	29
(25)	Euro-Dollars	March, 2007	(7,565)	32
(32)	Euro-Dollars	December, 2007	(7,565)	32
(83)	Euro-Dollars	December, 2007	(19,638)	172
(250)	Euro-Dollars	March, 2008	(59,147)	246

				$611

Forward Foreign Currency Exchange Contracts

Contracts to Sell	Settlement Date	Settlement Value (USD)	Value at 05/31/06 (USD)

3,653 EUR	6/27/06	$(4,562)	$(4,688)

JPMorgan Short Term Bond Fund

Call Options Written on Interest Rate Swaps
(Amounts in thousands, except notional value and number of contracts)

Counterparty	Exercise Rate *	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Bear Stearns Bank	5.71% quarterly	11/06/06	$10,220,000	$(169)	$6
Morgan Stanley Capital Services	5.42% quarterly	03/22/16	14,210,000	(641)	222
Barclays	5.55% quarterly	06/15/06	7,760,000	(29)	7

				$(839)	$235

* The Fund will pay a floating rate based on 3-month USD LIBOR

Put Options Written on Interest Rate Swaps

Counterparty	Exercise Rate **	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Barclays	5.55% quarterly	06/15/06	$7,760,000	$(29)	$7
Bear Stearns Bank	5.71% quarterly	11/06/06	10,220,000	(169)	18
Deutsche Bank AG, New York	5.58% quarterly	05/19/08	66,561,000	(1,309)	(104)
Deutsche Bank AG, New York	5.58% quarterly	05/19/08	65,224,500	(1,322)	(62)
Goldman Sachs Credit Management	5.59% quarterly	06/26/06	15,345,000	(102)	(45)
Merrill Lynch Credit Services	5.42% quarterly	03/22/16	14,210,000	(641)	(150)

				$(3,572)	$(336)

** The Fund will pay a floating rate based on 3-month USD LIBOR

Call Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

June, 2006 1 Year Mid Curve	$ 95.00	06/01/06	29	$(2)	$2

Description	Exercise Price	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Call option on 30 Year Federal National Mortgage Association 6.00% TBA	$ 99.25	07/06/06	$30,000,000	$(80)	$36

Put Options Written

Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

June, 2006 90 Day Euro	$ 94.88	06/01/06	233	$(11)	$(103)
June, 2006 1 Year Mid Curve	95	06/01/06	233	(40)	(174)
September, 2006 10 Year United States Treasury Note	102	09/01/06	48	(10)	3

				$(61)	$(274)

Description	Exercise Price	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Put option on 30 Year Federal National Mortgage Association 5.50% TBA	$ 95.23	08/01/06	$16,360,000	$(66)	$11

JPMorgan Short Term Bond Fund

Credit Default Swaps

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Bank Of America	Radioshack Corp., 7.38%, 05/15/11	Buy	133 BPS quarterly	03/20/11	$2,000	$(24)
Bank Of America	St. Pauls Travelers, 8.13%, 04/15/10	Buy	34 BPS quarterly	06/20/11	3,000	(2)
Bank Of America	The Allstate Corp., 6.75%, 05/15/18	Buy	27 BPS quarterly	06/20/11	3,000	(2)
Bear Stearns Credit Products	Lehman Brothers, 6.63%, 01/18/12	Sell	80 BPS quarterly	06/20/07	6,600	-(h )
Bear Stearns Credit Products	Sara Lee Corp., 6.13%, 11/01/32	Buy	45 BPS quarterly	06/20/11	3,000	-(h )
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Buy	114 BPS semi-annually	10/20/07	3,000	(14)
Citibank, N.A.	General Electric Capital Corporation, 3.50%, 05/01/08	Sell	14 BPS quarterly	12/20/07	15,000	20
Citibank, N.A.	Russian Federation, 5.00%, 03/31/30	Buy	155 BPS semi-annually	04/20/10	10,000	(337)
Citibank, N.A.	Gazprom, 8.625%, 04/28/34	Sell	250 BPS quarterly	04/20/10	10,000	536
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	116.5 BPS quarterly	05/20/10	7,000	(62)
Citibank, N.A.	Mexico International Bond, 8.30%, 08/15/31	Sell	100 BPS semi-annually	05/20/10	7,000	70
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	125 BPS quarterly	06/20/10	5,000	(84)
Citibank, N.A.	Mexico International Bond, 8.30%, 08/15/31	Sell	105 BPS semi-annually	06/20/10	5,000	80
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Sell	296.5 BPS semi-annually	10/20/10	3,000	25
Citibank, N.A.	Philippines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	1,955	10
Citibank, N.A.	Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	1,955	(13)
Credit Suisse International	Ukraine, 7.65%, 06/11/13	Sell	80 BPS semi-annually	06/20/06	3,505	6
Credit Suisse International	Venezuela, 9.25%, 09/15/27	Buy	64 BPS semi-annually	06/20/08	17,595	14
Credit Suisse International	Venezuela, 9.25%, 9/15/27	Sell	175 BPS semi-annually	06/20/11	8,000	(22)
Deutsche Bank AG, New York	Prudential, 6.34%, 06/23/06	Sell	19 BPS quarterly	09/20/06	7,600	6
Deutsche Bank AG, New York	Coca Cola, 5.75%, 03/15/11	Sell	16 BPS quarterly	12/31/06	5,300	6
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 03/06/30	Sell	235 BPS semi-annually	04/20/07	8,200	170
Deutsche Bank AG, New York	Bear Stearns & Co., 7.63%, 12/07/09	Sell	8 BPS quarterly	06/20/07	4,200	-(h )
Deutsche Bank AG, New York	Goldman Sachs Group, 6.60%, 01/15/12	Sell	7.5 BPS quarterly	06/20/07	4,200	1
Deutsche Bank AG, New York	Merrill Lynch & Co., 6.00%, 02/17/09	Sell	7.5 BPS quarterly	06/20/07	4,200	1
Deutsche Bank AG, New York	Morgan Stanley Dean Witter, 6.60%, 04/01/12	Sell	8 BPS quarterly	06/20/07	4,200	1
Deutsche Bank AG, New York	Suntrust Capital, 2.48%, 03/15/28	Sell	48 BPS quarterly	06/30/07	7,600	17
Deutsche Bank AG, New York	Mexico, 7.50%, 04/08/33	Buy	29 BPS semi-annually	05/20/08	38,240	80
Deutsche Bank AG, New York	Berkshire Hathaway, Inc., 9.75%, 01/15/18	Sell	20 BPS quarterly	03/20/10	6,000	19
Deutsche Bank AG, New York	Mexico International Bond, 7.50%, 04/08/33	Buy	105 BPS semi-annually	06/20/10	4,000	(60)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	104 BPS semi-annually	06/20/10	4,000	76
Deutsche Bank AG, New York	Mexico International Bond, 7.50%, 04/08/33	Buy	96 BPS semi-annually	07/20/10	10,000	(101)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	101 BPS semi-annually	07/20/10	10,000	169
Deutsche Bank AG, New York	Mexico, 7.50%, 04/08/33	Sell	66.75 BPS semi-annually	05/20/11	16,990	(141)
Deutsche Bank AG, New York	Philippines, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	4,815	29
Deutsche Bank AG, New York	Philippines, 10.63%, 03/16/25	Buy	221 BPS quarterly	06/20/11	2,420	(8)
Deutsche Bank AG, New York	Indonesia, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	4,815	(23)
Deutsche Bank AG, New York	Indonesia, 6.75%, 03/10/14	Sell	205 BPS quarterly	06/20/11	2,420	9
Goldman Sachs Credit Management	Corning, Inc., 6.30%, 03/01/09	Sell	43 BPS quarterly	06/20/11	2,000	12
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	54 BPS semi-annually	10/20/07	9,600	(13)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	61 BPS semi-annually	10/20/07	9,600	(23)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	104 BPS quarterly	10/20/07	9,600	58
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	111 BPS quarterly	10/20/07	9,600	68
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	300 BPS semi-annually	09/20/10	6,500	(342)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	343 BPS semi-annually	09/20/10	6,500	182
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	261.5 BPS semi-annually	10/20/10	3,160	(109)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	303.5 BPS semi-annually	10/20/10	3,160	27
Morgan Stanley Capital Services	Gazprom, 8.63%, 04/28/34	Sell	30 BPS quarterly	08/20/06	7,180	(3)
Morgan Stanley Capital Services	Mexico International Bond, 7.50%, 04/08/33	Buy	112 BPS semi-annually	04/20/10	7,000	(92)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 03/31/30	Sell	140 BPS semi-annually	04/20/10	7,000	194
Morgan Stanley Capital Services	Russian Federation, 5.00%, 03/31/30	Buy	90 BPS semi-annually	07/20/10	5,950	(71)
Morgan Stanley Capital Services	Ukraine, 7.65%, 06/11/13	Sell	190 BPS semi-annually	07/20/10	5,950	13
Morgan Stanley Capital Services	Russian Federation, 12.75%, 06/24/28	Buy	64 BPS semi-annually	09/20/10	2,700	-(h )
Morgan Stanley Capital Services	Ukraine, 7.65%, 06/11/13	Sell	176 BPS semi-annually	09/20/10	2,700	(21)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/6/30	Buy	290 BPS semi-annually	10/20/10	6,200	(303)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/6/30	Buy	335 BPS semi-annually	10/20/10	1,450	(96)
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10	6,200	143
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	400 BPS semi-annually	10/20/10	1,450	68
Morgan Stanley Capital Services	Cdx.Em.5	Buy	135 BPS quarterly	06/20/11	3,500	(9)
Morgan Stanley Capital Services	Russian Federation, 2.25%, 03/31/30	Buy	69 BPS semi-annually	06/20/11	2,770	2
Morgan Stanley Capital Services	Ukraine, 7.65%, 06/11/13	Sell	206 BPS semi-annually	06/20/11	2,770	(16)
Union Bank of Switzerland AG, London	Mexico International Bond, 7.50%, 04/8/33	Buy	113 BPS semi-annually	04/20/10	11,100	(275)
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Sell	125 BPS semi-annually	04/20/10	11,100	402
Union Bank of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Buy	90 BPS semi-annually	08/20/10	6,500	(103)
Union Bank of Switzerland AG, London	Ukraine, 7.65%, 06/11/13	Sell	184 BPS semi-annually	08/20/10	6,500	16

						$161

Interest Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Barclays Capital	3 month LIBOR quarterly	5.42% semi-annually	05/26/11	$1,945	$(11)
Barclays Capital	5.62% semi-annually	3 month LIBOR quarterly	05/22/16	4,435	21
Barclays Capital	3 month LIBOR quarterly	5.62% semi-annually	06/01/16	1,630	(6)
Citibank, N.A.	3 month LIBOR quarterly	4.55% semi-annually	10/04/07	20,650	(132)
Citibank, N.A.	4.63% semi-annually	3 month LIBOR quarterly	10/04/10	8,900	141
Credit Suisse International	3 month LIBOR quarterly	5.42% semi-annually	05/10/08	11,850	(13)
Credit Suisse International	5.65% semi-annually	3 month LIBOR quarterly	05/10/16	5,845	9
Credit Suisse International	3 month LIBOR quarterly	5.77% semi-annually	05/10/36	1,565	(7)
Deutsche Bank AG, New York	5.49% semi-annually	3 month LIBOR quarterly	05/22/11	27,000	32
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	31,768	96
Deutsche Bank AG, New York	5.58% semi-annually	3 month LIBOR quarterly	05/21/13	31,729	96
Deutsche Bank AG, New York	5.61% semi-annually	3 month LIBOR quarterly	05/22/16	7,700	34
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	8,915	(90)
Deutsche Bank AG, New York	3 month LIBOR quarterly	5.76% semi-annually	05/21/38	9,056	(92)
Merrill Lynch Credit Services	3 month LIBOR quarterly	5.42% semi-annually	03/24/26	3,837	(96)
Merrill Lynch Credit Services	5.20% semi-annually	3 month LIBOR quarterly	01/27/36	2,970	149

					$131

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (b)	30 Year FNMA, 6.00%, 06/06	$99.30	06/06/06	$36,000	$(208)
Citibank, N.A. (b)	30 Year FNMA, 5.00%, 06/06	94.56	06/06/06	24,000	(203)
Citibank, N.A. (a)	30 Year FNMA, 6.00%, 06/06	99.61	06/06/06	24,000	214
Citibank, N.A. (b)	Treasury Note, 2.63%, 03/15/09	94.07	06/19/06	92,100	(106)
Citibank, N.A. (a)	30 Year FNMA, 6.00%, 07/06	99.19	07/06/06	36,000	169
Citibank, N.A. (b)	15 Year FNMA, 5.00%, 07/06	96.46	07/11/06	16,200	(9)
Citibank, N.A. (b)	15 Year FNMA, 5.50%, 07/06	98.81	07/11/06	18,000	(65)
Credit Suisse (b)	Treasury Note, 3.75%, 02/15/08	97.46	06/05/06	60,300	(98)
Credit Suisse (b)	Treasury Note, 3.00%, 11/15/07	97.37	06/23/06	142,600	(172)
Credit Suisse (a)	Treasury Note, 4.00%, 03/15/10	97.02	07/06/06	108,800	479
Deutsche Bank AG, New York (a)	30 Year FNMA, 6.00%, 06/06	98.91	06/06/06	63,000	79
Deutsche Bank AG, New York (b)	30 Yeaer FNMA, 5.00%, 06/06	94.30	06/06/06	20,000	(101)
Deutsche Bank AG, New York (a)	30 Year FNMA, 5.00%, 06/06	94.59	06/06/06	51,000	398
Deutsche Bank AG, New York (a)	30 Year FNMA, 6.00%, 06/06	98.97	06/06/06	12,000	6
Deutsche Bank AG, New York (b)	30 Year FNMA, 6.50%, 06/06	101.16	06/06/06	17,000	(14)
Deutsche Bank AG, New York (b)	30 Year FNMA, 6.50%, 06/06	101.19	06/06/06	17,000	(50)
Deutsche Bank AG, New York (b)	15 Year FNMA, 5.50%, 06/06	98.77	06/12/06	18,000	(48)
Deutsche Bank AG, New York (b)	30 Year FNMA, 5.50%, 07/06	96.72	07/06/06	102,000	(494)
Deutsche Bank AG, New York (a)	30 Year FNMA, 6.00%, 07/06	99.05	07/06/06	16,000	56
Deutsche Bank AG, New York (b)	30 Year FNMA, 6.50%, 07/06	101.13	07/06/06	20,000	(67)
Deutsche Bank AG, New York (a)	30 Year FNMA, 5.00%, 07/06	94.25	07/06/06	20,000	97
Deutsche Bank AG, New York (a)	15 Year FNMA, 5.00%, 07/06	96.78	07/11/06	16,000	38
Lehman Brothers Special Financing (b)	30 Year FNMA, 5.00%, 07/06	93.59	07/06/06	31,000	(49)
Lehman Brothers Special Financing (a)	30 Year FNMA, 5.50%, 07/06	96.17	07/06/06	35,000	26

					$(122)

JPMorgan Short Term Bond Fund

Forward Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount (USD)	Value (USD)

Merrill Lynch Credit Services	3 month LIBOR	5.28% quarterly	06/19/06	$134,500	$(12)

Spread Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Citibank, N.A. (b)	3 Year Swap Spread Lock	$46.80	08/02/06	$54,000	$(26)

(a)	Fund pays the excess of the market price over the price lock and receives the excess of the price lock over the market price.
(b)	Fund pays the excess of the price lock over the market price and receives the excess of the market price over the price lock.
(r)	Rates shown are per annum and payments are as described.

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,513
Aggregate gross unrealized depreciation	(13,111)

Net unrealized appreciation/depreciation	$(11,598)

Federal income tax cost of investments	$810,747

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 103.3%
	Asset Backed Securities — 4.2%
1,000	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 5.34%, 11/25/35	1,002
	Residential Asset Securities Corp.,
250	Series 2005-AHL2, Class M1, FRN, 5.50%, 10/25/35	251
1,000	Series 2005-KS10, Class 1A2, FRN, 5.33%, 11/25/35	1,002
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 5.63%, 12/25/35	251

	Total Asset Backed Securities (Cost $2,500)	2,506

	Collateralized Mortgage Obligations — 6.8%
	Non-Agency CMO — 6.8%
423	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, FRN, 5.33%, 03/25/36	424
712	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 5.37%, 10/19/45	716
	Harborview Mortgage Loan Trust
910	Series 2005-8, Class 1A2A, FRN, 5.41%, 09/19/35	719
759	Series 2005-11, Class 2A1A, FRN, 5.39%, 08/19/45	913
717	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 5.39%, 10/25/36	761
500	Residential Accredit Loans, Inc., Series 2006-Q04, Class 2A1, FRN, 5.27%, 04/25/46	500

	Total Collateralized Mortgage Obligations (Cost $4,023)	4,033

	Corporate Bonds — 1.6%
	Capital Markets — 0.9%
500	Merrill Lynch & Co., Inc., FRN, 5.20%, 10/27/08	500

	Commercial Banks — 0.3%
200	VTB Capital S.A. for Vneshtorgbank, FRN, 5.68%, 09/21/07	200

	Diversified Telecommunication Services — 0.4%
250	AT&T, Inc., FRN, 5.38%, 11/14/08	251

	Total Corporate Bonds (Cost $951)	951

	Foreign Government Securities — 0.9%
MXN 6,200	United Mexican States, Series MI10, 8.00%, 12/19/13 (Cost $577)	518

	Mortgage Pass-Through Securities — 7.6%
	Federal National Mortgage Association Pool
1,900	6.00%, 06/25/36, TBA	1,878
2,645	6.50%, 07/25/36, TBA	2,666

	Total U.S. Mortgage Pass-Through Securities (Cost $4,546)	4,544

	U.S. Treasury Obligations — 82.2%
	U.S. Treasury Inflation Indexed Bonds
2,536	0.88%, 04/15/10	2,406
1,240	1.63%, 01/15/15	1,164
5,999	1.88%, 07/15/13	5,799
2,342	1.88%, 07/15/15	2,237
2,855	2.00%, 01/15/14	2,772
5,409	2.00%, 07/15/14	5,244
4,283	2.00%, 01/15/16	4,120
4,490	2.38%, 04/15/11	4,499
4,150	2.38%, 01/15/25	4,078
4,473	3.00%, 07/15/12	4,641
4,622	3.38%, 01/15/07	4,662
2,284	3.50%, 01/15/11	2,407
2,522	3.88%, 01/15/09	2,634
1,764	4.25%, 01/15/10	1,889
425	4.50%, 02/15/36	380

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total U.S. Treasury Obligations (Cost $50,351)	48,932

	Total Long-Term Investments (Cost $62,948)	61,484

Number of Contracts/ Notional Value

	Options Purchased — 1.1%
	Call Options Purchased — 0.1%
6	Call option on Eurodollar, expiring 05/15/06 @ $22.50	- (h)
20	Call option on Eurodollar, expiring 12/29/06 @ $140	1
950	Call option on Treasury Notes, expiring 05/15/16 @ $100.97	3
	Receiver Swaption on Interest Rate
6,000	Expiring 04/26/08. If exercised the Fund pays 4.09% and receives floating 3 month LIBOR expiring 04/26/09, European Style.	28
875	Expiring 03/17/16. If exercised the Fund pays 4.39% and receives floating 3 month LIBOR expiring 03/17/36, European Style.	41
1,405	Expiring 06/22/16. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/26/06, European Style.	3

		76

	Put Options Purchased — 1.0%
- (h)	Federal Fund 30 Day, expiring Jul-06 @ 94.94	10
- (h)	Put option on Treasury Bonds, expiring Sep-06 @101	2
1,500	Put option on FNMA, 30 Year Fixed, 6.50%, TBA, expiring Sep- 06 @100.69, European Style	7
2,960	Put option on FNMA, 30 Year Fixed, 5.50%, TBA, expiring Aug- 06 @96.38, European Style	24
	Payer Swaption on Interest Rate
6,000	Expiring 04/26/08. If exercised the Fund pays 4.09% and receives floating 3 month LIBOR expiring 04/26/09, European Style.	20
875	Expiring 03/17/16. If exercised the Fund pays 4.39% and receives floating 3 month LIBOR expiring 03/17/36, European Style.	83
3,620	Expiring 05/21/38. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/19/08, European Style.	224
1,405	Expiring 06/26/16. If exercised the Fund pays 5.57% and receives floating 3 month LIBOR expiring 06/22/06, European Style.	15
3,475	Expiring 05/21/38. If exercised the Fund pays 5.76% and receives floating 3 month LIBOR expiring 05/19/08, European Style.	215

		600

	Total Options Purchased (Cost $653)	676

Shares

	Short-Term Investments — 4.5%
	Investment Company — 4.4%
2,623	JPMorgan Prime Money Market Fund (b) (m)	2,623

Principal Amount ($)

	U.S. Treasury Bills — 0.1%
	United States Treasury Bills,
50	4.76%, 09/28/06 (k) (n)	49

	Total Short-Term Investments (Cost $2,672)	2,672

	Total Investments — 108.9% (Cost $66,273)	64,832
	Liabilities in Excess of Other Assets — (8.9)%	(5,308)

	Net Assets — 100.0%	$59,524

Percentages indicated are based on net assets.

Abbreviations:

JPMorgan Real Return Fund

Schedule of Portfolio Investments
As of May 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)	Amount rounds to less than one thousand.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(r)	Rates shown are per annum and payments are as described.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CMO	Collateralized Mortgage Obligation

CZK	Czech Koruna

EUR	Euro

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2006

GBP	British Pound

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone.

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TBA	To be announced.

TRY	New Turkish Lira

USD	United States Dollar.

JPMorgan Real Return Fund

JPMorgan Real Return Fund

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/06		Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
9	Bankers Acceptance Future	June, 2006	CAD	2,152	$(4)
6	Canadian 10 Year Bond Index	September, 2006	CAD	666	(7)
18	U.S. 2 Year Treasury Note	September, 2006		$3,658	(7)

					$(18)

	Short Futures Outstanding
(9)	Canadian 3 Month Bankers Note	September, 2006	CAD	(2,150)	$4
(7)	90 Day Sterling	September, 2007	GBP	(830)	(2)
(3)	Euro-Bobl Future	June, 2006	EUR	(329)	(1)
(3)	Euro-Bond Future	June, 2006	EUR	(348)	(1)
(5)	U.S. 2 Year Treasury Note	September, 2006		$(1,016)	2
(19)	U.S. 5 Year Treasury Note	September, 2006		(1,969)	6
(37)	U.S. 10 Year Treasury Note	September, 2006		(3,882)	22

					$30

Forward Foreign Currency Exchange Contracts
(Amounts in thousands)

	Contracts to Buy	Settlement Date	Settlement Value (USD)		Value at 05/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

40	AUD	08/14/06	$30		$30		$	-(h	)

116	AUD for
105	CHF	08/14/06	87		87			-(h	)

38	AUD for
48	NZD	08/14/06	30		29			(1)

20	CAD	06/20/06	18		18			-(h	)

66	CAD	08/14/06	60		60			-(h	)

12	CAD for
9	EUR	08/14/06	11		11			-(h	)

133	CAD for
13,241	JPY	08/14/06	119		121			2

37	CHF	08/14/06	30		30			-(h	)

70	CHF for
76	AUD	08/14/06	57		58			1

36	CHF for
24	EUR	08/14/06	30		30			-(h	)

1,317	CZK	08/14/06	60		60			-(h	)

242	EUR	06/20/06	311		310			(1)

236	EUR	08/14/06	304		304			-(h	)

24	EUR for
37	CHF	08/14/06	30		31			1

23	EUR for
16	GBP	06/20/06	30		30			-(h	)

24	EUR for
6,167	HUF	08/14/06	30		30			-(h	)

23	EUR for
178	NOK	08/14/06	29		29			-(h	)

23	EUR for
49	NZD	08/14/06	31		30			(1)

46	EUR for
181	PLN	08/14/06	59		60			1

70	EUR for
654	SEK	08/14/06	91		90			(1)

128	GBP	08/14/06	241		240			(1)

6,167	HUF for
23	EUR	08/14/06	30		30			-(h	)

5,031	JPY	06/20/06	44		45			1

13,393	JPY	08/14/06	122		120			(2)

307	JPY for
3	CAD	06/20/06	3		3			-(h	)

12,935	JPY for
132	CAD	08/14/06	120		116			(4)

3,160	MXN	06/20/06	287		278			(9)

(h)	NOK	08/14/06	-(h	)	-(h	)		-(h	)

361	NOK for
46	EUR	08/14/06	59		59			-(h	)

48	NZD for
39	AUD	08/14/06	29		30			1

48	NZD for
23	EUR	08/14/06	30		30			-(h	)

24	NZD for
168	MXN	08/14/06	15		15			-(h	)

JPMorgan Real Return Fund

	Contracts to Buy	Settlement Date	Settlement Value (USD)	Value at 05/31/06 (USD)	Net Unrealized Appreciation (Depreciation) (USD)

550	PLN	06/20/06	183	179	(4)

181	PLN for
46	EUR	08/14/06	59	59	-(h )

654	SEK for
70	EUR	08/14/06	91	91	-(h )

443	SGD	07/25/06	280	281	1

87	TRY	08/14/06	58	54	(4)

			$3,113	$3,093	$(20)

# For cross-currency exchange contracts, the settlement value is the market value at 05/31/06 of the currency being sold, and the value at 05/31/06 of the currency being purchased.

	Contracts to Sell	Settlement Date	Settlement Value (USD)		Value at 05/31/06 (USD)		Net Unrealized Appreciation (Depreciation) (USD)

79	AUD	08/14/06	$60		$59		$(1)

25	CAD	06/20/06	22		23		1

66	CAD	08/14/06	60		60		-(h	)

2	CHF	08/14/06	2		2		-(h	)

1,317	CZK	08/14/06	60		60		-(h	)

280	EUR	06/20/06	351		359		8

167	EUR	08/14/06	214		215		1

10	GBP	06/20/06	19		19		-(h	)

64	GBP	08/14/06	119		119		-(h	)

59	JPY	06/20/06	51		52		1

13,087	JPY	08/14/06	119		117		(2)

6,232	MXN	06/20/06	570		549		(21)

184	NOK	08/14/06	30		30		-(h	)

(h)	NZD	08/14/06	(h	)	(h	)	-(h	)

443	SGD	07/25/06	281		281		-(h	)

87	TRY	08/14/06	60		54		(6)

			$2,018		$1,999		$(19)

Short Positions

Principal Amount	Security Description	Value

$(300)	Federal National Mortgage Association, 5.50%, 06/25/36 TBA (Cost $289)	$(289)

JPMorgan Real Return Fund

OPTIONS WRITTEN
(Amounts in thousands, except number of contracts and notional value)

Call Options Written Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Call Option on FNMA, 30 Year Fixed, 6.00%, TBA	$99.25	07/06/06	1,900,000	$(5)	$(3)

Call Options Written on Interest Rate Swaps Description	Counterparty	Exercise Rate *	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Call option on Interest Rate Swap	Barclays Bank plc	5.55% semi-annually	06/19/11	$2,795,000	$(10)	$(8)

* The Fund will pay a floating rate based on 3-month USD LIBOR.

Put Options Written Description	Exercise Price	Expiration Date	Number of Contracts	Premium (USD)	Value (USD)

Put Option on FNMA, 30 Year Fixed, 5.50%, TBA	$95.23	08/07/06	5,920,000	$(24)	$(20)
Put Option on FNMA, 30 Year Fixed, 6.50%, TBA	99.91	09/06/06	3,000,000	(7)	(7)
Put option on 10 Year Treasury Notes	102.00	09/06/06	17	(4)	(3)

				$(35)	$(30)

Put Options Written on Interest Rate Swaps Description	Counterparty	Exercise Rate **	Expiration Date	Notional Value (USD)	Premium (USD)	Value (USD)

Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	$11,946,000	$(235)	$(254)
Put option on Interest Rate Swap	Deutsche Bank AG, New York	5.58% semi-annually	05/19/08	11,467,500	(232)	(243)
Put option on Interest Rate Swap	Barclays Bank plc	5.55% semi-annually	06/15/06	2,795,000	(10)	(8)

					$(477)	$(505)

** The Fund will receive a floating rate based on 3-month USD LIBOR.

Credit Default Swaps
(Amounts in thousands)

Swap Counterparty	Referenced Obligation	Buy/Sell Protection	Fund Pays/Receives Fixed Rate (r)	Termination Date	Notional Amount (USD)	Value (USD)

Barclays Capital	Gazprum, 8.63%, 04/28/34	Sell	156 BPS quarterly	10/20/10	$2,000	$18
Barclays Capital	Russian Federation, 12.75%, 06/24/28	Buy	77 BPS semi-annually	10/20/10	2,000	(5)
Credit Suisse International	Republic of Venezuela, 9.25%, 09/15/27	Buy	64 BPS semi-annually	06/20/08	1,560	1
Deutsche Bank AG, New York	Dow Jones Cdx.Na.Ig.6	Buy	40 BPS quarterly	06/20/11	1,600	- (h )
Deutsche Bank AG, New York	Indonesia Government International Bond, 6.75%, 03/10/14	Sell	185 BPS quarterly	06/20/11	430	(2)
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Buy	29 BPS semi-annually	05/20/08	3,430	7
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Sell	66.8 BPS semi-annually	05/20/11	1,540	(13)
Deutsche Bank AG, New York	Philippines Government International Bond, 10.63%, 03/16/25	Buy	199 BPS quarterly	06/20/11	430	2
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Buy	53 BPS semi-annually	02/20/11	600	(4)
Deutsche Bank AG, New York	Ukraine, 7.65%, 06/11/13	Sell	176 BPS semi-annually	02/20/11	600	1
Lehman Brothers International *	Dow Jones Cdx.Na.Ig.6	Buy	40 BPS quarterly	06/20/11	1,800	1
Lehman Brothers International **	Dow Jones Cdx.Na.Ig.6	Sell	40 BPS quarterly	06/20/11	300	- (h )
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	303.5 BPS semi-annually	10/20/10	800	7
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/6/30	Buy	12.3 BPS semi-annually	10/20/10	800	(28)
Lehman Brothers Special Financing *	Dow Jones Cdx.Na.Ig.6	Sell	40 BPS quarterly	06/20/11	300	- (h )
Lehman Brothers Special Financing **	Dow Jones Cdx_Hy_B_S6 0611	Buy	300 BPS quarterly	06/20/11	400	(2)
Lehman Brothers Special Financing **	Dow Jones Cdx_Hy_B_S6_0611	Buy	300 BPS quarterly	06/20/11	400	(2)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	104 BPS quarterly	10/20/07	550	3
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	111 BPS quarterly	10/20/07	550	4
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Buy	53 BPS semi-annually	03/18/11	1,250	13
Lehman Brothers Special Financing	Mexico Government International Bond, 8.30%, 08/15/31	Sell	54 BPS semi-annually	03/18/11	1,250	(6)
Lehman Brothers Special Financing	Russia Government International Bond, 5.00%, 09/30/14	Buy	54 BPS semi-annually	10/20/07	550	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	61 BPS semi-annually	10/20/07	550	(1)
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	338 BPS semi-annually	10/20/10	300	7
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	400 BPS semi-annually	10/20/10	180	4
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/6/30	Buy	12.3 BPS semi-annually	10/20/10	300	(15)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/6/30	Buy	12.3 BPS semi-annually	10/20/10	180	(7)
Morgan Stanley Capital Services **	Cdx.Em.5	Buy	135 BPS quarterly	06/20/11	340	(4)
Morgan Stanley Capital Services	Gazprom, 8.63%, 04/28/34	Sell	30 BPS quarterly	08/20/06	660	- (h )
Morgan Stanley Capital Services	Russian Federation, 2.25%, 03/31/30	Buy	69 BPS semi-annually	06/20/11	1,150	1
Morgan Stanley Capital Services	Ukraine, 7.65%, 06/11/13	Sell	206 BPS semi-annually	06/20/11	1,150	(7)

						$(28)

* Premiums paid of $1
** Premiums received of $22

Interest Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Fund (r)	Payments received by the Fund (r)	Termination Date	Notional Amount	Value (USD)

Barclays Capital	6 month LIBOR semi-annually	5.41% semi-annually	05/26/11	$701	$(4)
Barclays Capital	5.61% semi-annually	6 month LIBOR semi-annually	05/22/16	525	2
Barclays Capital	6 month LIBOR semi-annually	5.62% semi-annually	06/01/16	585	(2)
Citibank	2.55% semi-annually	6 month JPY LIBOR semi-annually	04/04/36	JPY 15,000	(1)
Citibank	6 month JPY LIBOR semi-annually	1.54% semi-annually	04/04/11	JPY 68,000	(3)
Deutsche Bank AG, New York	5.48% semi-annually	6 month LIBOR semi-annually	05/03/11	$1,700	4
Deutsche Bank AG, New York	5.54% semi-annually	6 month LIBOR semi-annually	05/16/11	1,800	- (h )
Deutsche Bank AG, New York	5.58% semi-annually	6 month LIBOR semi-annually	05/21/13	5,702	17
Deutsche Bank AG, New York	5.58% semi-annually	6 month LIBOR semi-annually	05/21/13	5,579	17
Deutsche Bank AG, New York	6 month LIBOR semi-annually	5.76% semi-annually	05/21/38	1,600	(16)
Deutsche Bank AG, New York	6 month LIBOR semi-annually	5.76% semi-annually	05/21/38	1,593	(16)
Lehman Brothers Special Financing	4.15% annually	6 month EURIBOR semi-annually	03/20/36	EUR 620	(41)
Lehman Brothers Special Financing	3.18% annually	6 month EURIBOR semi-annually	01/12/11	EUR 1,470	34
Lehman Brothers Special Financing	3.88% annually	6 month EURIBOR semi-annually	03/20/16	EUR 1,310	29
Morgan Stanley Capital Services	6 month UK LIBOR semi-annually	4.18% semi-annually	03/07/36	GBP 300	23
Morgan Stanley Capital Services	6 month UK LIBOR semi-annually	4.40% semi-annually	04/07/36	GBP 200	10
Morgan Stanley Capital Services	4.45% semi-annually	6 month EURIBOR semi-annually	04/11/36	EUR 270	(2)
Morgan Stanley Capital Services	3.03% annually	UK Retail Price Index	05/25/46	GBP 130	(1)
Morgan Stanley Capital Services	6 month EURIBOR semi-annually	3.95% annually	05/02/08	EUR 600	(1)
Morgan Stanley Capital Services	0.94% semi-annually	6 month JPY LIBOR semi-annually	05/16/08	JPY 239,000	4
Morgan Stanley Capital Services	6 month JPY LIBOR semi-annually	2.24% semi-annually	05/16/16	JPY 52,000	(9)
Morgan Stanley Capital Services	UK Retail Price Index	2.99% annually	05/25/16	GBP 400	-(h )
Morgan Stanley Capital Services	6 month UK LIBOR semi-annually	4.75% semi-annually		GBP 2,250	(37)
Morgan Stanley Capital Services	6 month UK LIBOR semi-annually	4.75% semi-annually		GBP 2,630	13

					$20

Price Lock Swaps

Swap Counterparty	Referenced Obligation	Price Lock	Termination Date	Notional Amount (USD)	Value (USD)

Lehman Brothers Special Financing (a)	U.S. Treasury TIPS, 2.00%, 01/15/26	$99.22	06/29/06	$3,535	$(4)
Lehman Brothers Special Financing (a)	U.S. Treasury TIPS, 3.88%, 04/15/29	124.47	06/29/06	5,405	(8)
Lehman Brothers Special Financing (b)	U.K. Treasury Gilt, 2.00%, 01/26/35	147.81	07/25/06	GBP 95	27
Union Bank of Switzerland AG * (b)	Government of France, 3.15%, 07/25/32	124.35	06/30/06	EUR 410	10

					$25

* Premiums received of $2.

(a) Fund pays the excess of the price over the fixed rate and receives the excess of the fixed rate over the price.
(b) Fund pays the excess of the market price over the price lock and receives the excess of the price lock over the market price.

Forward Rate Swaps

	Rate Type

Swap Counterparty	Payments made by the Fund	Payments received by the Fund	Termination Date	Notional Amount (USD)	Value (USD)

Merrill Lynch Capital Services	6 month LIBOR semi-annually	5.28% semi-annually	06/19/06	$16,000	$(2)

As of May 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85
Aggregate gross unrealized depreciation	(1,526)

Net unrealized appreciation/depreciation	$(1,441)

Federal income tax cost of investments	$66,273

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 28, 2006

By:	/s/____________________________________

Suzanne E. Cioffi

Assistant Treasurer and Principal Financial Officer

July 28, 2006